                                                    Registration No. 333-59103

                          SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C.  20549

                                   ________________

                         POST-EFFECTIVE AMENDMENT NO. 1 TO

                                      FORM S-6
                                  FOR REGISTRATION
                                       UNDER
                      THE SECURITIES ACT OF 1933 OF SECURITIES
                        OF UNIT INVESTMENT TRUSTS REGISTERED
                                   ON FORM N-8B-2

                                ___________________

                     NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT
                               (EXACT NAME OF TRUST)

                   THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
                                (NAME OF DEPOSITOR)
                             720 EAST WISCONSIN AVENUE
                             MILWAUKEE, WISCONSIN 53202
           (COMPLETE ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

      JOHN M. BREMER, EXECUTIVE VICE PRESIDENT, GENERAL COUNSEL AND SECRETARY
                   THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
                             720 EAST WISCONSIN AVENUE
                             MILWAUKEE, WISCONSIN 53202
                  (NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICE)






It is proposed that this filing will become effective

          immediately upon filing pursuant to paragraph (b)
--------
          on (DATE) pursuant to paragraph (b)
--------
          60 days after filing pursuant to paragraph (a)(1)
--------
   X      on April 30, 1999 pursuant to paragraph (a)(1) of Rule 485
--------
          this post-effective amendment designates a new effective date for a
--------
          previously filed post-effective amendment


                                  ________________

                   THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

                     NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

                       VARIABLE JOINT LIFE INSURANCE POLICIES

                               CROSS-REFERENCE SHEET

     Cross reference sheet showing location in Prospectus of information required by Form N-8B-2.


     Item Number                    Heading in Prospectus
     -----------                    ---------------------
           1 ...................... Cover Page
           2 ...................... Cover Page; Northwestern Mutual Life
           3 ...................... Not Applicable
           4 ...................... Distribution of the Policies
           5 ...................... The Account
           6 ...................... The Account
           7 ...................... Not Applicable
           8 ...................... Not Applicable
           9 ...................... Legal Proceedings
          10(a) ................... Other Policy Provisions:  OWNER
          10(b) ................... Other Policy Provisions:  DIVIDENDS
          10(c) and (d)............ Death Benefit, Cash Value, Policy Loans,
                                    Withdrawals of Cash Value, Right to Return Policy
          10(e) ................... Premiums, Termination and
                                    Reinstatement
          10(f) ................... Voting Rights
          10(g) ................... Voting Rights, Substitution of Fund
                                    Shares and Other Changes
          10(h) ................... Voting Rights, Substitution of Fund
                                    Shares and Other Changes
          10(i) ................... Premiums, Death Benefit, Cash Value,
                                    Dividends
          11 ...................... The Account, The Funds
          12 ...................... The Funds
          13 ...................... Summary, The Funds, Deductions and
                                    Charges, Distribution of the Policies
          14 ...................... Summary:  The Policy:  Availability
                                    Limitations
          15 ...................... Premiums, Allocations to the Account
          16 ...................... The Account, The Funds, Allocations
                                    to the Account
          17 ...................... Same Captions as Items 10(a), (c),
                                    and (d)
          18 ...................... The Account, Detailed Information about the Policy
          19 ...................... Reports
          20 ...................... Not Applicable
          21 ...................... Policy Loans
          22 ...................... Other Policy Provisions:
                                    INCONTESTABILITY and DEFERRAL OF
                                    DETERMINATION AND PAYMENT
          23 ...................... Not Applicable
          24 ...................... Not Applicable
          25 ...................... Northwestern Mutual Life
          26 ...................... The Funds, Deductions and Charges
          27 ...................... Northwestern Mutual Life
          28 ...................... Management
          29 ...................... Not Applicable
          30 ...................... Not Applicable
          31 ...................... Not Applicable
          32 ...................... Not Applicable

                                      -ii-


          33 ...................... Not Applicable
          34 ...................... Not Applicable
          35 ...................... Northwestern Mutual Life
          36 ...................... Not Applicable
          37 ...................... Not Applicable
          38 ...................... Distribution of the Policies
          39 ...................... Distribution of the Policies
          40 ...................... The Funds
          41 ...................... The Funds, Distribution of the Policies
          42 ...................... Not Applicable
          43 ...................... Not Applicable
          44 ...................... The Funds, Premiums, Death Benefit,
                                    Allocations to the Account, Cash Value
          45 ...................... Not Applicable
          46 ...................... Same Captions as Items 10(c) and (d)
          47 ...................... Not Applicable
          48 ...................... Not Applicable
          49 ...................... Not Applicable
          50 ...................... The Account
          51 ...................... Numerous Captions
          52 ...................... Substitution of Fund Shares and
                                    Other Changes
          53 ...................... Not Applicable
          54 ...................... Not Applicable
          55 ...................... Not Applicable
          56 ...................... Not Applicable
          57 ...................... Not Applicable
          58 ...................... Not Applicable
          59 ...................... Financial Statements


                  P R O S P E C T U S

April 30, 1999

[LOGO]

NORTHWESTERN MUTUAL VARIABLE JOINT LIFE

Flexible Premium Variable Joint Life Insurance Policy

Insurance Payable on Second Death


                                         (PHOTO)

Northwestern Mutual Series Fund, Inc. and
Russell Insurance Funds

The Northwestern Mutual
Life Insurance Company
720 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
(414) 271-1444

 CONTENTS FOR THIS PROSPECTUS



                                                          Page
                                                         -----
Prospectus . . . . . . . . . . . . . . . . . . . . . . . . 1
Summary  . . . . . . . . . . . . . . . . . . . . . . . . . 2
   Variable Life Insurance . . . . . . . . . . . . . . . . 2
   The Account and its Divisions . . . . . . . . . . . . . 2
   The Policy. . . . . . . . . . . . . . . . . . . . . . . 2
    Availability Limitations . . . . . . . . . . . . . . . 2
    Premiums . . . . . . . . . . . . . . . . . . . . . . . 2
    Death Benefit. . . . . . . . . . . . . . . . . . . . . 2
    Cash Value . . . . . . . . . . . . . . . . . . . . . . 2
    Deductions and Charges . . . . . . . . . . . . . . . . 2
     From Premiums . . . . . . . . . . . . . . . . . . . . 2
     From Policy Value . . . . . . . . . . . . . . . . . . 2
     From Surrender Proceeds . . . . . . . . . . . . . . . 3
     From the Mutual Funds . . . . . . . . . . . . . . . . 3
The Northwestern Mutual Life Insurance Company,
   Northwestern Mutual Variable Life Account
      Northwestern Mutual Series Fund, Inc and
      Russell Insurance Funds. . . . . . . . . . . . . . . 4
   Northwestern Mutual Life. . . . . . . . . . . . . . . . 4
   The Account . . . . . . . . . . . . . . . . . . . . . . 4
   The Funds . . . . . . . . . . . . . . . . . . . . . . . 4
    Northwestern Mutual Series Fund, Inc.. . . . . . . . . 4
      Small Cap Growth Stock Portfolio . . . . . . . . . . 4
      Aggressive Growth Stock Portfolio. . . . . . . . . . 5
      International Equity Portfolio . . . . . . . . . . . 5
      Index 400 Stock Portfolio. . . . . . . . . . . . . . 5
      Growth Stock Portfolio . . . . . . . . . . . . . . . 5
      Growth and Income Stock Portfolio. . . . . . . . . . 5
      Index 500 Stock Portfolio. . . . . . . . . . . . . . 5
      Balanced Portfolio . . . . . . . . . . . . . . . . . 5
      High Yield Bond Portfolio. . . . . . . . . . . . . . 5
      Select Bond Portfolio. . . . . . . . . . . . . . . . 5
      Money Market Portfolio . . . . . . . . . . . . . . . 5
       Russell Insurance Funds . . . . . . . . . . . . . . 5
      Multi-Style Equity Fund. . . . . . . . . . . . . . . 6
      Aggressive Equity Fund . . . . . . . . . . . . . . . 6
      Non-U.S. Fund. . . . . . . . . . . . . . . . . . . . 6
      Real Estate Securities Fund. . . . . . . . . . . . . 6
      Core Bond Fund . . . . . . . . . . . . . . . . . . . 6
Detailed Information About the Policy. . . . . . . . . . . 6
   Premiums. . . . . . . . . . . . . . . . . . . . . . . . 6
   Death Benefit . . . . . . . . . . . . . . . . . . . . . 6
    Death Benefit Options. . . . . . . . . . . . . . . . . 6
    Choice of Tests for Tax Purposes . . . . . . . . . . . 7
    Death Benefit Changes. . . . . . . . . . . . . . . . . 7
   Allocations to the Account. . . . . . . . . . . . . . . 8
   Deductions and Charges. . . . . . . . . . . . . . . . . 8
    Deductions from Premiums . . . . . . . . . . . . . . . 8
    Charges against the Policy Value . . . . . . . . . . . 8
    Surrender Charge . . . . . . . . . . . . . . . . . . . 9
    Expenses of the Fund . . . . . . . . . . . . . . . . . 9
 Cash Value. . . . . . . . . . . . . . . . . . . . . . . . 9
 Policy Loans. . . . . . . . . . . . . . . . . . . . . . . 9
 Withdrawals of Cash Value . . . . . . . . . . . . . . . . 9
 Termination and Reinstatement . . . . . . . . . . . . . .10
    Right to Return Policy . . . . . . . . . . . . . . . .10
    Other Policy Provisions. . . . . . . . . . . . . . . .10
      Owner. . . . . . . . . . . . . . . . . . . . . . . .10
      Beneficiary. . . . . . . . . . . . . . . . . . . . .10
      Incontestability . . . . . . . . . . . . . . . . . .10
      Suicide. . . . . . . . . . . . . . . . . . . . . . .10
      Misstatement of Age or Sex . . . . . . . . . . . . .10
      Collateral Assignment. . . . . . . . . . . . . . . .11
      Deferral of Determination and Payment. . . . . . . .11
      Dividends. . . . . . . . . . . . . . . . . . . . . .11
    Voting Rights. . . . . . . . . . . . . . . . . . . . .11
    Substitution of Fund Shares
     and Other Changes . . . . . . . . . . . . . . . . . .11
 Reports . . . . . . . . . . . . . . . . . . . . . . . . .11
 Distribution of the Policies. . . . . . . . . . . . . . .11
 Tax Considerations. . . . . . . . . . . . . . . . . . . .12
    General. . . . . . . . . . . . . . . . . . . . . . . .12
    Life Insurance Qualification . . . . . . . . . . . . .12
    Tax Treatment of Life Insurance. . . . . . . . . . . .12
    Modified Endowment Contracts . . . . . . . . . . . . .12
    Estate and Generation Skipping Taxes . . . . . . . . .13
    Other Tax Considerations . . . . . . . . . . . . . . .13
 Other Information . . . . . . . . . . . . . . . . . . . .14
    Management . . . . . . . . . . . . . . . . . . . . . .14
    Regulation . . . . . . . . . . . . . . . . . . . . . .16
    Year 2000 Issues . . . . . . . . . . . . . . . . . . .16
    Legal Proceedings. . . . . . . . . . . . . . . . . . .16
    Registration Statement . . . . . . . . . . . . . . . .16
    Experts. . . . . . . . . . . . . . . . . . . . . . . .17
 Financial Statements. . . . . . . . . . . . . . . . . . .18
   Report of Independent Accountants
    (for the two years ended December 31, 1998). . . . . .18
   Financial Statements of the Account
    (for the two years ended December 31, 1998). . . . . .19
   Financial Statements of Northwestern Mutual Life
    (for the three years ended
        December 31, 1998) . . . . . . . . . . . . . . . .25
   Report of Independent Accountants
    (for the three years ended
      December 31, 1998) . . . . . . . . . . . . . . . . .38
 Appendix A. . . . . . . . . . . . . . . . . . . . . . . .39
 Appendix B. . . . . . . . . . . . . . . . . . . . . . . .48


P R O S P E C T U S


NORTHWESTERN MUTUAL VARIABLE JOINT LIFE


FLEXIBLE PREMIUM VARIABLE JOINT LIFE INSURANCE POLICY
INSURANCE PAYABLE ON SECOND DEATH


This prospectus describes the Variable Joint Life Policy (the "Policy") offered by The Northwestern Mutual Life Insurance Company. The Policy provides life insurance coverage on two insureds with a death benefit payable on the second death while the policy is in force.


The Policy offers flexible premium payments, sixteen investment funding options and a choice of three death benefit options.


The investment options correspond to the eleven Portfolios of Northwestern Mutual Series Fund, Inc. and the five Funds which comprise the Russell Insurance Funds. The prospectuses for these mutual funds, attached to this prospectuses, describe the investment objectives for all of the Portfolios and Funds.


The values provided by the Policy vary daily depending on investment results. These values are not guaranteed. The Portfolios and Funds present varying degrees of investment risk.


You may return your Policy for a limited period of time. See "Right to Return Policy", p. 10.


IT MAY NOT BE ADVANTAGEOUS TO REPLACE EXISTING INSURANCE WITH A VARIABLE LIFE INSURANCE POLICY. SEE DEDUCTIONS AND CHARGES AND CASH VALUE.


THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC. AND THE RUSSELL INSURANCE FUNDS WHICH ARE ATTACHED HERETO, AND SHOULD BE RETAINED FOR FUTURE REFERENCE.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY


THE FOLLOWING SUMMARY PROVIDES A BRIEF OVERVIEW OF THE POLICY. IT OMITS DETAILS WHICH ARE INCLUDED ELSEWHERE IN THIS PROSPECTUS AND THE ATTACHED MUTUAL FUND PROSPECTUSES AND IN THE TERMS OF THE POLICY.


VARIABLE LIFE INSURANCE


Variable life insurance is cash value life insurance and is similar in many ways to traditional fixed benefit life insurance. Both kinds of life insurance provide an income tax-free death benefit and a cash value that grows tax-deferred. Variable life insurance allows the policyowner to direct the premiums, after certain deductions, among a range of investment options. The variable life insurance death benefit and cash value vary to reflect the performance of the selected investments.


THE ACCOUNT AND ITS DIVISIONS


Northwestern Mutual Variable Life Account is the investment vehicle for the Policies. The Account has sixteen divisions. You determine how net premiums are to be apportioned. We invest the assets of each division in a corresponding Portfolio of Northwestern Mutual Series Fund, Inc. or one of the Russell Insurance Funds. The eleven Portfolios of Northwestern Mutual Series Fund, Inc. are the Small Cap Growth Stock Portfolio, Aggressive Growth Stock Portfolio, International Equity Portfolio, Index 400 Stock Portfolio, Growth Stock Portfolio, Growth and Income Stock Portfolio, Index 500 Stock Portfolio, Balanced Portfolio, High Yield Bond Portfolio, Select Bond Portfolio and Money Market Portfolio. The five Russell Insurance Funds are the Multi-Style Equity Fund, Aggressive Equity Fund, Non-U.S. Fund, Real Estate Securities Fund, and Core Bond Fund. For additional information about the funds see the attached prospectuses.


THE POLICY


AVAILABILITY LIMITATIONS The Variable Joint Life Policy is available for two insureds each between ages 20 and 85. The minimum Specified Amount of insurance is $1,000,000, or $500,000 if the older insured's issue age is age 50 or older.


PREMIUMS You may pay premiums at any time and in any amounts, within limits, but additional premiums will be required to keep the Policy in force if values become insufficient to pay current charges.


DEATH BENEFIT  The Policy offers a choice of three death benefit options:


- SPECIFIED AMOUNT (OPTION A)


- SPECIFIED AMOUNT PLUS POLICY VALUE (OPTION B)


- SPECIFIED AMOUNT PLUS PREMIUMS PAID (OPTION C)


In each case, the death benefit will be at least the amount needed to meet federal income tax requirements for life insurance. You select the Specified Amount when you purchase the Policy. You may increase or decrease the Specified Amount, within limits and subject to conditions, after a Policy is issued. The amount of the death benefit is not guaranteed.


CASH VALUE    The cash value of a Policy is not guaranteed and varies daily to reflect investment experience. A Policy may be surrendered for its cash value. The Policy also includes loan and withdrawal provisions.


DEDUCTIONS AND CHARGES


FROM PREMIUMS


  - Deduction of 3.6% for local, state and federal taxes attributable to premiums


  - Sales load of 6.4% up to the Target Premium in Policy years 1-10, and 2.4% of all other premiums


FROM POLICY VALUE


  - Cost of insurance charge deducted monthly, is based on the net amount at risk, Policy duration, and the issue age, sex and risk classification of the insured persons. Current charges are based on our experience. Maximum charges are based on the 1980 CSO Mortality Tables.


  - Monthly mortality and expense risk charge. This consists of two components:


     (1) THE INVESTED ASSETS COMPONENT - The current charge is at the annual rate of .45% (0.0375% monthly rate) of the Policy Value less any Policy debt. The maximum charge is at the annual rate of .90% (0.075% monthly rate).

     (2) THE SPECIFIED AMOUNT COMPONENT - The charge is based on the Specified Amount and the issue ages of the insured persons, and applies during the first 10 Policy years. The range on an annual basis is from 4CENTS per $1,000 of initial Specified Amount if both insured persons are issue age 25 or younger, up to $1.72 per $1,000 of initial Specified Amount if both insured persons are issue age 72 or older.


  - Monthly administrative charge. The current charge is $5.00. The maximum charge is $7.50.


  - Monthly underwriting and issue charge. The charge is based on the Specified Amount and risk classification of the insured persons. It applies during the first 10 Policy years. The range is from 1.5CENTS to 3.5CENTS per $1,000 of initial Specified Amount, with a maximum monthly charge of $75 to $175.


  - Deferred sales charge deducted monthly. The charge is 7.5% (0.625% monthly rate) of premiums paid during the first Policy year up to the Target Premium. During the first Policy year the monthly deduction is based on cumulative premiums paid to date up to the Target Premium. The charge applies during the first 10 Policy years.


  - Charge for expenses and taxes associated with the Policy loan, if any. The aggregate charge is at the current annual rate of .90% (0.075% monthly rate) of the Policy debt during the first ten Policy years and .35% (.029167%) thereafter.


  - Any transaction charges that may result from a withdrawal, a transfer, a change in the Specified Amount or a change in the death benefit option. We are currently waiving these charges. The maximum charge is $250 for death benefit option changes and $25 for each of the other transactions.


FROM SURRENDER PROCEEDS


A surrender charge equal to 50% of the premiums actually paid during the first Policy year or the Target


Premium, whichever is less. Beginning with the second Policy year, the surrender charge decreases by the same dollar amount month by month to zero at the end of the tenth Policy year.


FROM THE MUTUAL FUNDS


  - A daily charge for investment advisory and other services provided to the mutual funds. The total expenses vary by Portfolio or Fund and currently fall in an approximate range of .21% to 2.37% of assets on an annual basis.


The following table shows the annual expenses for each of the Portfolios and Funds, as a percentage of the average net assets, based on 1998 operations. Expenses for the Portfolios and Funds which were not in operation during 1998 are estimated



                       NORTHWESTERN MUTUAL SERIES FUND, INC.
                       -------------------------------------

                                  INVESTMENT
                                   ADVISORY       OTHER           TOTAL
PORTFOLIO                            FEE         EXPENSES        EXPENSES
---------                         ----------     --------        --------
Small Cap Growth
  Stock    . . . . . . . . . .       80%           .12%           .92%
Aggressive Growth
  Stock    . . . . . . . . . .       52%           .00%           .52%
International Equity . . . . .      .67%           .09%           .76%
Index 400 Stock. . . . . . . .      .25%           .10%           .35%
Growth Stock . . . . . . . . .      .45%           .01%           .46%
Growth and Income
  Stock    . . . . . . . . . .       57%           .01%           .58%
Index 500 Stock. . . . . . . .      .20%           .01%           .21%
Balanced   . . . . . . . . . .       30%           .00%           .30%
High Yield Bond. . . . . . . .      .49%           .01%           .50%
Select Bond. . . . . . . . . .      .30%           .00%           .30%
Money Market . . . . . . . . .      .30%           .00%           .30%




                                 RUSSELL INSURANCE FUNDS
                                 -----------------------

                                 INVESTMENT
                                  ADVISORY        OTHER          TOTAL
FUND                                FEE *       EXPENSES*       EXPENSES
----                             ----------     ---------       --------
Multi-Style Equity
  Fund     . . . . . . . . . .     0.78%          0.43%          1.21%
Aggressive Equity
  Fund     . . . . . . . . . .     0.95%          0.72%          1.67%
Non-U.S. Fund. . . . . . . . .     0.95%          1.42%          2.37%
Real Estate Securities
  Fund     . . . . . . . . . .     0.85%          0.31%          1.16%
Core Bond Fund . . . . . . . .     0.60%          0.68%          1.28%



*Multi-Style Equity Fund Frank Russell Investment Company's (FRIC's) advisor, Frank Russell Investment Management Company (FRIMCo) has voluntarily agreed to waive a portion of its 0.78% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 0.92% of the Fund's average daily net assets on an annual basis. FRIMCo has voluntarily agreed to reimburse the Fund for all remaining expenses after fee waivers which exceed 0.92% of the average daily net assets on an annual basis. This waiver may be revised or eliminated at any time without notice to shareholders. Taking the fee waivers into account, the actual gross annual total operating expenses were 0.92% of the average net assets of the Multi-Style Fund.


Aggressive Equity Fund FRIMCo has voluntarily agreed to waive a portion of its 0.95% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 1.25% of the Fund's average daily net assets on an annual basis. FRIMCo has voluntarily agreed to reimburse the Fund for all remaining expenses after fee waivers which exceed 1.25% of the average daily net assets on an annual basis. This waiver may be revised or eliminated at any time without notice to shareholders. Taking the fee waivers into account, the actual gross annual total operating expenses were 1.25% of the average net assets of the Aggressive Equity Fund.


Non-U.S. Fund FRIMCo has voluntarily agreed to waive a portion of its 0.95% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 1.30% of the Fund's average daily net assets on an annual basis. FRIMCo has voluntarily agreed to reimburse the Fund for all remaining expenses after fee waivers which exceed 1.30% of the average daily net assets on an annual basis. This waiver may be revised or eliminated at any time without notice to shareholders. Taking the fee waivers into account, the actual gross annual total operating expenses were 1.30% of the average net assets of the Non-U.S. Fund.

Real Estate Securities Fund FRIMCo has voluntarily agreed to waive a portion of its ___% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed ___5% of the Fund's average daily net assets on an annual basis. FRIMCo has voluntarily agreed to reimburse the Fund for all remaining expenses after fee waivers which exceed ___% of the average daily net assets on an annual basis. This waiver may be revised or eliminated at any time without notice to shareholders. Operating expenses are based on average net assets expected to be invested during the year ending December 31, 1999. During the course of this period, expenses may be more or less than the amount shown. Taking the fee waivers into account, the actual gross annual total operating expenses were ___% of the average net assets of the Real Estate Securities Fund.


Core Bond Fund FRIMCo has voluntarily agreed to waive a portion of its 0.60% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed .80% of the Fund's average daily net assets on an annual basis. FRIMCo has voluntarily agreed to reimburse the Fund for all remaining expenses after fee waivers which exceed .80% of the average daily net assets on an annual basis. This waiver may be revised or eliminated at any time without notice to shareholders. Taking the fee waivers into account, the actual gross annual total operating expenses were .80% of the average net assets of the Core Bond Fund.

------------------------------------------------------------------------------

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY,
NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT,
NORTHWESTERN MUTUAL SERIES FUND, INC. AND
RUSSELL INSURANCE FUNDS


NORTHWESTERN MUTUAL LIFE


The Northwestern Mutual Life Insurance Company is a mutual life insurance company organized by a special act of the Wisconsin Legislature in 1857. It is the nation's fourth largest life insurance company, based on total assets in excess of $77 billion on December 31, 1998, and is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. Northwestern Mutual Life sells life and disability insurance policies and annuity contracts through its own field force of approximately 6,000 full time producing agents. The Internal Revenue Service Employer Identification Number of Northwestern Mutual Life is 39-0509570.


"We" in this prospectus means Northwestern Mutual Life.


THE ACCOUNT


We established Northwestern Mutual Variable Life Account by action of our Trustees on November 23, 1983, in accordance with the provisions of Wisconsin insurance law. Under Wisconsin law the income, gains and losses, realized or unrealized, of the Account are credited to or charged against the assets of the Account without regard to our other income, gains or losses. We use the Account only for variable life insurance policies, including other variable life insurance policies which are described in other prospectuses.


The Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of management or investment practices or policies. The Account has sixteen divisions. All of the assets of each division are invested in shares of the corresponding Portfolio or Fund described below.


THE FUNDS


NORTHWESTERN MUTUAL SERIES FUND, INC.


Northwestern Mutual Series Fund, Inc. is a mutual fund of the series type registered under the Investment Company Act of 1940 as an open-end diversified management investment company. The Account buys shares of each Portfolio at their net asset value without any sales charge.


The investment adviser for the Fund is Northwestern Mutual Investment Services, LLC ("NMIS"), our wholly-owned subsidiary. The investment advisory agreements for the respective Portfolios provide that NMIS will provide services and bear certain expenses of the Fund. For providing investment advisory and other services and bearing Fund expenses, the Fund pays NMIS a fee at an annual rate which ranges from .20% of the aggregate average daily net assets of the Index 500 Stock Portfolio to a maximum of .67% for the International Equity Portfolio, based on 1998 asset size. Other expenses borne by the Portfolios range from 0% for the Select Bond, Money Market and Balanced Portfolios to .09% for the International Equity Portfolio. We provide the people and facilities NMIS uses in performing its investment advisory functions and we are a party to the investment advisory agreement. NMIS has retained J.P. Morgan Investment Management, Inc. and Templeton Investment Counsel, Inc. under investment sub-advisory agreements to provide investment advice to the Growth and Income Stock Portfolio and the International Equity Portfolio.


The investment objectives and types of investments for each of the eleven Portfolios of the Fund are set forth below. There can be no assurance that the Portfolios will realize their objectives. For more information about the investment objectives and policies, the attendant risk factors and expenses see the attached prospectus for Northwestern Mutual Series Fund, Inc.


SMALL CAP GROWTH STOCK PORTFOLIO The investment objective of the Small Cap Growth Stock Portfolio is long-term growth of capital. The Portfolio will seek to achieve this objective primarily by investing in the common stocks of companies which can reasonably be expected to increase sales and earnings at a pace which will exceed the growth rate of the U.S. economy over an extended period. WE EXPECT THE SMALL CAP GROWTH STOCK PORTFOLIO TO BE AVAILABLE FOR USE WITH THE POLICIES BEGINNING ON JUNE 30, 1999.


AGGRESSIVE GROWTH STOCK PORTFOLIO. The investment objective of the Aggressive Growth Stock Portfolio is to achieve long-term appreciation of capital primarily by investing in the common stocks of companies which can reasonably be expected to increase their sales and earnings at a pace which will exceed the growth rate of the nation's economy over an extended period.


INTERNATIONAL EQUITY PORTFOLIO. The investment objective of the International Equity Portfolio is long-term capital growth. It pursues its objective through a flexible policy of investing in stocks and debt securities of companies and governments outside the United States.


INDEX 400 STOCK PORTFOLIO The investment objective of the Index 400 Stock Portfolio is to achieve investment results that approximate the performance of the Standard & Poor's MidCap 400 Index ("S&P 400 Index"). The Portfolio will attempt to meet this objective by investing in stocks included in the S&P 400 Index. WE EXPECT THE INDEX 400 STOCK PORTFOLIO TO BE AVAILABLE FOR USE WITH THE POLICIES BEGINNING ON JUNE 30, 1999.


GROWTH STOCK PORTFOLIO. The investment objective of the Growth Stock Portfolio is long-term growth of capital; current income is secondary. The Portfolio will seek to achieve this objective by selecting investments in companies which have above average earnings growth potential.


GROWTH AND INCOME STOCK PORTFOLIO. The investment objective of the Growth and Income Stock Portfolio is long-term growth of capital and income. Ordinarily the Portfolio pursues its investment objectives by investing primarily in dividend-paying common stock.


INDEX 500 STOCK PORTFOLIO. The investment objective of the Index 500 Stock Portfolio is to achieve investment results that approximate the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The Portfolio will attempt to meet this objective by investing in stocks included in the S&P 500 Index. Stocks are generally more volatile than debt securities and involve greater investment risks.


BALANCED PORTFOLIO. The investment objective of the Balanced Portfolio is to realize as high a level of long-term total rate of return as is consistent with prudent investment risk. The Balanced Portfolio will invest in common stocks and other equity securities, bonds and money market instruments. Investment in the Balanced Portfolio necessarily involves the risks inherent in stocks and debt securities of varying maturities, including the risk that the Portfolio may invest too much or too little of its assets in each type of security at any particular time.


HIGH YIELD BOND PORTFOLIO. The investment objective of the High Yield Bond Portfolio is to achieve high current income and capital appreciation by investing primarily in fixed income securities that are rated below investment grade by the major rating agencies.


SELECT BOND PORTFOLIO. The primary investment objective of the Select Bond Portfolio is to provide as high a level of long-term total rate of return as is consistent with prudent investment risk. A secondary objective is to seek preservation of shareholders' capital. The Select Bond Portfolio will invest primarily in debt securities. The value of debt securities will tend to rise and fall inversely with the rise and fall of interest rates.


MONEY MARKET PORTFOLIO. The investment objective of the Money Market Portfolio is to realize maximum current income consistent with liquidity and stability of capital. The Money Market Portfolio will invest in money market instruments and other debt securities with maturities generally not exceeding one year. The return produced by these securities will reflect fluctuations in short-term interest rates.


RUSSELL INSURANCE FUNDS


The Russell Insurance Funds also comprise a mutual fund of the series type registered under the Insurance Company Act of 1940 as an open-end diversified management investment company. The Account buys shares of each of the Russell Insurance Funds at their net asset value without any sales charge.


The assets of each of the Russell Insurance Funds are invested by one or more investment management organization researched and recommended by Frank Russell Company ("Russell"), and an affiliate of Russell, Frank Russell Investment Management Company ("FRIMCo"). FRIMCo also advises, operates and administers the Russell Insurance Funds. Russell is our majority-owned subsidiary.


The investment objectives and types of investments for each of the five Russell Insurance Funds are set forth below. There can be no assurance that the Funds will realize their objectives. A table showing the expense ratios for each of the Russell Insurance Funds is included in the Summary above, at page 3. For more information about the investment objectives and policies, the attendant risk factors and expenses see the attached prospectus for the Russell Insurance Funds. WE EXPECT THE RUSSELL INSURANCE FUNDS TO BE AVAILABLE FOR USE WITH THE POLICIES BEGINNING ON JUNE
30, 1999.


MULTI-STYLE EQUITY FUND. The investment objective of the Multi-Style Equity Fund is to provide income and capital growth by investing principally in equity securities. The Multi-Style Equity Fund invests primarily in common stocks of medium and large capitalization companies. These companies are predominately US-based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.


AGGRESSIVE EQUITY FUND. The investment objective of the Aggressive Equity Fund is to provide capital appreciation by assuming a higher level of volitility than is ordinarily expected from Multi-Style Equity Fund by investing in equity securities. The Aggressive Equity Fund invests primarily in common stocks of small and medium capitalization companies. These companies are predominately US-based, although the Fund may invest in non-US firms from time to time.


NON-U.S. FUND. The investment objective of the Non-U.S. Fund is to provide favorable total return and additional diversification for US investors by investing primarily in equity and fixed-income securities of non-US companies, and securities issued by non-US governments. The Non-U.S. Fund invests primarily in equity securities issued by companies domiciled outside the United States and in depository receipts, which represent ownership of securities of non-US companies.


REAL ESTATE SECURITIES FUND. The investment objective of the Real Estate Securities Fund is to generate a high level of total return through above average current income, while maintaining the potential for capital appreciation. The Fund seeks to achieve its objective by concentrating its investments in equity securities of issuers whose value is derived primarily from development, management and market pricing of underlying real estate properties.


CORE BOND FUND. The investment objective of the Core Bond Fund is to maximize total return, through capital appreciation and income, by assuming a level of volatility consistent with the broad fixed-income market, by investing in fixed-income securities. The Core Bond Fund invests primarily in fixed-income securities. In particular, the Fund holds debt securities issued or guaranteed by the US government, or to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar-denominated. From time to time the Fund may invest in municipal debt obligations.

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DETAILED INFORMATION ABOUT THE POLICY


PREMIUMS


The Policy permits you to pay premiums at any time before the Policy anniversary that is nearest the 95th birthday of the younger insured and in any amounts within the limits described in this section.


We use the Specified Amount you select when you purchase the Policy to determine the minimum initial premium. The minimum initial premium varies with the issue age and sex of the insured persons.


We calculate a Target Premium when the Policy is issued and we use the Target Premium in determining the sales load, commissions, surrender charge and other expense charges during the first 10 Policy years. The Target Premium is based on the Specified Amount and the age, sex and risk classification of the insured persons.


After a Policy is issued, there are no minimum premiums, except that we will not accept a premium of less than $25. The Policy will remain in force during the lifetime of at least one of the insured persons so long as the cash value is sufficient to pay the monthly cost of insurance charge and other current charges.


The Policy sets no maximum on premiums, but we will accept a premium that would increase the net amount at risk only if the insurance, as increased, will be within our issue limits, the insureds meet our insurability requirements and we receive the premium prior to the anniversary nearest the older insured's 85th birthday. If you have elected the Guideline Premium/Cash Value Corridor Test, we will not accept a premium if it would disqualify the Policy as life insurance for federal income tax purposes. See "Choice of Tests for Tax Purposes", p.7 and "Tax Considerations", p. 12.


DEATH BENEFIT


DEATH BENEFIT OPTIONS The death benefit is payable on the second death while the Policy is in force. The Policy provides for three death benefit options:

SPECIFIED AMOUNT (OPTION A) You select the Specified Amount when you purchase the Policy.


SPECIFIED AMOUNT PLUS POLICY VALUE (OPTION B) The Policy Value is the cumulative amount invested, adjusted for investment results, reduced by the charges for insurance and other expenses.


SPECIFIED AMOUNT PLUS PREMIUMS PAID (OPTION C)


The selected death benefit option will be in effect before the Policy anniversary nearest the 100th birthday of the younger insured, and the death benefit will be equal to the Policy Value after that date.


Under any of the Options, or on or after the Policy anniversary nearest the 100th birthday of the younger insured, we will increase the death benefit if necessary to meet the definitional requirements for life insurance for federal income tax purposes as discussed below.


CHOICE OF TESTS FOR TAX PURPOSES A Policy must satisfy one of two testing methods to qualify as life insurance for federal income tax purposes. You may choose either the Guideline Premium/Cash Value Corridor Test or the Cash Value Accumulation Test. Both tests require the Policy to meet minimum ratios, or multiples, of death benefit to the Policy Value. The minimum multiple decreases as the age of the insured persons advances. You make the choice of testing methods when you purchase a Policy and it may not be changed.


For the Guideline Premium/Cash Value Corridor Test the minimum multiples of death benefit to the Policy Value are shown in the following table. The attained age of the younger insured is used even if the younger insured is no longer living.



              Guideline Premium/Cash Value
              ----------------------------
                Corridor Test Multiples
                -----------------------
                  Younger Insured Age
                  -------------------

 Attained         Policy         Attained            Policy
 --------         ------         --------            ------
 Age              Value %        Age                 Value %
 ---              -------        ---                 -------
 40 or under . .    250          52. . . . . . .      171
 41. . . . . . .    243          53. . . . . . .      164
 42. . . . . . .    236          54. . . . . . .      157
 43. . . . . . .    229          55. . . . . . .      150
 44. . . . . . .    222          56. . . . . . .      146
 45. . . . . . .    215          57. . . . . . .      142
 46. . . . . . .    209          58. . . . . . .      138
 47. . . . . . .    203          59. . . . . . .      134
 48. . . . . . .    197          60. . . . . . .      130
 49. . . . . . .    191          61. . . . . . .      128
 50. . . . . . .    185          62. . . . . . .      126
 51. . . . . . .    178          63. . . . . . .      124


 Attained         Policy         Attained            Policy
 --------         ------         --------            ------
 Age              Value %        Age                 Value %
 ---              -------        ---                 -------
 64. . . . . . .    122          74. . . . . . .          107
 65. . . . . . .    120          75-90 . . . . .          105
 66. . . . . . .    119          91. . . . . . .          104
 67. . . . . . .    118          92. . . . . . .          103
 68. . . . . . .    117          93. . . . . . .          102
 69. . . . . . .    116          94. . . . . . .          101
 70. . . . . . .    115          95 or over. . .          100
 71. . . . . . .    113
 72. . . . . . .    111
 73. . . . . . .    109



For the Cash Value Accumulation Test the minimum multiples of death benefit to the Policy Value are calculated using net single premiums based on the attained age of both insureds and the Policy's underwriting classification, using a 4% interest rate.


The Guideline Premium/Cash Value Corridor Test generally has lower minimum multiples than the Cash Value Accumulation Test, usually resulting in better cash value accumulation for a given amount of premium. But the Guideline Premium/Cash Value Corridor Test limits the amount of premium that may be paid in each Policy year. The Cash Value Accumulation Test has no such annual limitation, and allows more premium to be paid during the early Policy years.


DEATH BENEFIT CHANGES After we issue a Policy you may change the death benefit option, or increase or decrease the Specified Amount, subject to our approval. Changes are subject to insurability requirements and issue limits. We will not permit a change if it results in a Specified Amount less than the minimum for a new Policy that we would issue on that date.


A change in the death benefit option, or an increase or decrease in the Specified Amount, will be effective on the monthly processing date next following receipt of a written request at our Home Office.


Administrative charges of up to $250 for a change in the death benefit option, and up to $25 for each of more than one change in the Specified Amount in a Policy year, may apply. We will deduct any such charges from the Policy Value. We are currently waiving these charges.


A change in the death benefit option, or an increase or decrease in the Specified Amount, may have important tax effects. See "Tax Considerations", p.
12. The cost of insurance charge will increase if a change results in a larger net amount at risk. See "Charges against the Policy Value," p. 8.

ALLOCATIONS TO THE ACCOUNT


We place the initial net premium in the Account on the Policy date. Net premiums you pay thereafter are placed in the Account on the date we receive them at our Home Office. Net premiums are premiums less the deductions from premiums. See "Deductions from Premiums", below.


We invest premiums we place in the Account prior to the initial allocation date in the Money Market Division of the Account. The initial allocation date is identified in the Policy and is the later of the date we approved the application and the date we received the initial premium at our Home Office. A different initial allocation date applies in those states which require a refund of at least the premium paid during the period when the Policy may be returned. See "Right to Return Policy," p. 10. On the initial allocation date we invest the amount in the Money Market Division in the Account divisions as you have directed in the application for the Policy. You may change the allocation for future net premiums at any time by written request and the change will be effective for premiums we place in the Account thereafter. Allocation must be in whole percentages.


You may transfer accumulated amounts from one division of the Account to another. Transfers are effective on the date we receive a written request at our Home Office. We reserve the right to charge a fee of up to $25, to cover administrative costs of transfers, if there are more than twelve transfers in a Policy year. We are currently waiving these fees.


DEDUCTIONS AND CHARGES


DEDUCTIONS FROM PREMIUMS    We deduct a charge for taxes attributable to
premiums from each premium. The total amount of this deduction is 3.6% of the premium. Of this amount 2.35% is for state premium taxes. Premium taxes vary from state to state and currently range from .5% to 3.5% of life insurance premiums. The 2.35% rate is an average. The tax rate for a particular state may be lower, higher, or equal to the 2.35% deduction. We do not expect to profit from this charge. The remainder of the deduction, 1.25% of each premium, is for federal income taxes measured by premiums. We believe that this charge does not exceed a reasonable estimate of our federal income taxes attributable to the treatment of deferred acquisition costs. We may change the charge for taxes to reflect any changes in the law.


We deduct a charge for sales costs from each premium. The charge is 6.4% of premiums paid during each of the first ten Policy years up to the Target Premium and 2.4% of all other premiums. The Target Premium is based on the Specified Amount and the issue age, sex and risk classification of the insured persons.
To the extent that sales expenses exceed the amounts deducted, we will pay the expenses from our other assets. These assets may include, among other things, any gain realized from the monthly charge against the Policy Value for the mortality and expense risks we have assumed, as described below.


CHARGES AGAINST THE POLICY VALUE    We deduct a cost of insurance charge from
the Policy Value on each monthly processing date. We determine the amount by multiplying the net amount at risk by the cost of insurance rate. The net amount at risk is equal to the death benefit currently in effect less the Policy Value. The cost of insurance rate reflects the policy duration, and the issue age, sex and risk classification of the insured persons. The maximum cost of insurance rates are included in the Policy.


We also deduct from the Policy Value a monthly charge for the mortality and expense risks we have assumed. This charge includes the invested assets component and the Specified Amount component. The maximum amount of the invested assets component is equal to an annual rate of .90% (0.075% monthly rate) of the Policy Value. Currently the charge is equal to an annual rate of
 .45% (0.0375% monthly rate) of the Policy Value. The Specified Amount component is based on the Specified Amount and the issue ages of the insured persons, and applies during the first 10 Policy years. The range on an annual basis is from 4CENTS per $1,000 of initial Specified Amount if both insured persons are issue age 25 or younger, up to $1.72 per $1,000 of initial Specified Amount if both insured persons are issue age 72 or older. A table of rates and an example are included in Appendix B, p. 52. The mortality risk is that insureds may not live as long as we estimated. The expense risk is that expenses of issuing and administering the Policies may exceed the estimated costs. We will realize a gain from this charge to the extent it is not needed to provide benefits and pay expenses under the Policies.


There is a monthly administrative charge of not more than $7.50. Currently this charge will be $5. This charge is for administrative expenses, including costs of premium collection, processing claims, keeping records and communicating with Policyowners. We do not expect to profit from this charge.


There is a monthly underwriting and issue charge based on the Specified Amount and the risk classification of the insureds. This charge applies during the first 10 Policy years. The range is from 1.5CENTS to 3.5CENTS per $1000 of initial Specified Amount, with a maximum monthly charge of $75 to $175.


We deduct a monthly deferred sales charge. The charge is 7.5% (0.625% monthly rate) of premiums paid during the first Policy year up to the Target Premium. During the first Policy year the monthly deduction is based on cumulative premiums paid to date up to the Target Premium. The charge applies during the first 10 Policy years. This charge is for sales expenses.


We make a charge for the expenses and taxes associated with the Policy debt, if any. The aggregate charge is at the current annual rate of 0.90% (0.075% monthly rate) of the Policy debt for the first ten Policy years and 0.35% (0.029167% monthly rate) thereafter.


The Policy provides for transaction fees to be deducted from the Policy Value on the dates on which transactions take place. These charges are $25 for changes in the Specified Amount, withdrawals or transfers of assets among the divisions of the Account if more than twelve transfers take place in a Policy year. The fee for a change in the death benefit option is $250. Currently we are waiving all of these fees.


We will apportion deductions from the Policy Value among the divisions of the Account in proportion to the amounts invested in the divisions.


SURRENDER CHARGE We will deduct a surrender charge from the Policy proceeds if you surrender the Policy during the first ten Policy years. During the first Policy year the surrender charge is equal to 50% of the premiums actually paid during the first Policy year or the Target Premium, whichever is less. The Target Premium, and therefore the maximum surrender charge, depends on the issue age, sex and risk classification of the insured persons. For example, for a male and female, both in the best risk classification and both issue age 55, the maximum surrender charge, where the Target Premium or more is paid and the Policy is surrendered during the first Policy year, would be $9.29 per $1,000 of initial Specified Amount. The surrender charge will never exceed $50 per $1,000 of initial Specified Amount for any issue age, sex and risk classification combination. Beginning with the second Policy year the surrender charge decreases by the same dollar amount month by month to zero at the end of the tenth Policy year. No surrender charge applies to a withdrawal of cash value.


EXPENSES OF THE FUNDS The investment performance of each division of the Account reflects all expenses borne by the corresponding Portfolio or Fund. The expenses are summarized above on page 3. See the attached mutual fund prospectuses for more information about those expenses.


CASH VALUE


You may surrender a Policy for the cash value at any time during the lifetime of at least one of the insured persons. The cash value for the Policy will change daily in response to investment results. No minimum cash value is guaranteed. The cash value is equal to the Policy Value, reduced by the surrender charge and reduced by any Policy debt outstanding.


We determine the cash value for a Policy at the end of each valuation period. Each business day, together with any non-business days before it, is a valuation period. A business day is any day on which the New York Stock Exchange is open for trading. In accordance with the requirements of the Investment Company Act of l940, we may also determine the cash value for a Policy on any other day on which there is sufficient trading in securities to materially affect the value of the securities held by the Portfolios or Funds.


 POLICY LOANS


You may borrow up to 90% of the Policy Value less the surrender charge on the date of the loan, using the Policy as security. If a Policy loan is already outstanding, the maximum amount for any new loan is reduced by the amount already borrowed.


Interest on a Policy loan accrues and is payable on a daily basis at an annual effective rate of 5%. We add unpaid interest to the amount of the loan. If the amount of the loan plus the surrender charge equals or exceeds the Policy Value on a monthly processing date, the Policy will enter the grace period. See "Termination and Reinstatement", below. We will send you a notice at least 61 days before the termination date. The notice will show how much you must pay to keep the Policy in force.


We will take the amount of a Policy loan from the Account divisions in proportion to the amounts in the divisions. We will transfer the amounts withdrawn to our general account and credit them on a daily basis with an annual earnings rate equal to the 5% Policy loan interest rate. A Policy loan, even if you repay it, will have a permanent effect on the Policy Value because the amounts borrowed will not participate in the Account's investment results while the loan is outstanding. The effect may be either favorable or unfavorable depending on whether the earnings rate credited to the loan amount is higher or lower than the rate credited to the unborrowed amount left in the Account.


You may repay a Policy loan, and any accrued interest outstanding, in whole or in part, at any time. We will credit payments as of the date we receive them and we will transfer those amounts from our general account to the Account divisions, in proportion to the premium allocation in effect, as of the same date.


A Policy loan may have important tax consequences. See "Tax Considerations", p. 12.


WITHDRAWALS OF CASH VALUE


You may make a withdrawal of cash value. A withdrawal may not reduce the loan value to less than any Policy debt outstanding. The loan value is 90% of the Policy Value less the surrender charge. Following a withdrawal the remaining cash value must be at least three times the current monthly charges for the cost of insurance and other expenses. The minimum amount for withdrawals is $250. We permit up to four withdrawals in a Policy year. An administrative charge of up to $25 may apply, but we are currently waiving this charge.


A withdrawal of cash value decreases the death benefit by the same amount. If the death benefit for a Policy has been increased to meet the federal tax requirements for life insurance, the decrease in the death benefit caused by a subsequent withdrawal will be larger than the amount of the withdrawal. If Option A or Option C is in effect a withdrawal of cash value will reduce the Specified Amount by the amount of the withdrawal. Following a withdrawal the remaining death benefit must be at least the minimum amount that we would currently issue.


We will take the amount withdrawn from cash value from the Account divisions in proportion to the amounts in the divisions. The Policy makes no provision for repayment of amounts withdrawn. A withdrawal of cash value may have important tax consequences. See "Tax Considerations", p. 12.


TERMINATION AND REINSTATEMENT


If the cash value is less than the monthly charges for the cost of insurance and other expenses on any monthly processing date, we allow a grace period of 61 days for the payment of sufficient premium to keep the Policy in force. The grace period begins on the date we send you a notice. The notice will state the minimum amount of premium required to keep the Policy in force and the date by which you must pay the premium. The Policy will terminate with no value unless you pay the required amount before the grace period expires.


After a Policy has terminated, it may be reinstated within three years. The insureds must provide satisfactory evidence of insurability. The minimum amount of premium required for reinstatement will be the monthly charges that were due when the Policy terminated plus the charges for three more months.


Reinstatement of a Policy will be effective on the first monthly processing date after an application for reinstatement is received at our Home Office, subject to our approval. Any Policy debt that was outstanding when the Policy terminated will also be reinstated.


The Policy Value when a Policy is reinstated is equal to the premium paid, after the deduction for taxes and sales load, plus any Policy debt, less the sum of all monthly charges for the cost of insurance and other expenses for the grace period and for the current month. We will allocate the Policy Value, less any Policy debt, among the Account divisions based on the allocation for premiums currently in effect.


A Policy may not be reinstated after the Policy has been surrendered for its cash value or if either of the insured persons has died after the end of the grace period.


See "Tax Considerations", p. 12, for a discussion of the tax effects associated with termination and reinstatement of a Policy.


RIGHT TO RETURN POLICY


You may return a Policy within 10 days (or later where required by state law) after you receive the Policy. In some states you may return the Policy within 45 days after you have signed the application for insurance. You may mail or deliver the Policy to the agent who sold it or to our Home Office. If you return it, we will consider the Policy void from the beginning. We will refund the sum of the amounts deducted from the premium paid plus the Policy Value less any Policy debt on the date the returned Policy is received. In some states, the amount we refund will not be less than the premium you paid.


OTHER POLICY PROVISIONS


OWNER. The owner is identified in the Policy. The owner may exercise all rights under the Policy while at least one of the insured persons is living. Ownership may be transferred to another. We must receive a written proof of the transfer at our Home Office. "You" in this prospectus means the owner or prospective purchaser of a Policy.


BENEFICIARY. The beneficiary is the person to whom the death benefit is payable. The beneficiary is named in the application. After we issue the Policy you may change the beneficiary in accordance with the Policy provisions.


INCONTESTABILITY. We will not contest a Policy after it has been in force during the lifetime of at least one insured for two years from the date of issue or two years from the effective date of a reinstatement. We will not contest an increase in the amount of insurance that was subject to insurability requirements after the increased amount has been in force during the lifetime of at least one insured for two years from the date of issuance of the increase.


SUICIDE. If either insured dies by suicide within one year from the date of issue, the amount payable under the Policy will be limited to the premiums paid, less the amount of any Policy debt and withdrawals. If either insured dies by suicide within one year of the date of issuance of an increase in the amount of insurance, which was subject to insurability requirements, the amount payable with respect to the increase will be limited to the amounts charged for the cost of insurance and other expenses attributable to the increase.


MISSTATEMENT OF AGE OR SEX. If the age or sex of either of the insureds has been misstated, we will adjust the charges for cost of insurance and other expenses under a Policy to reflect the correct age and sex of both insured persons.



COLLATERAL ASSIGNMENT. You may assign a Policy as collateral security. We are not responsible for the validity or effect of a collateral assignment and will not be deemed to know of an assignment before receipt of the assignment in writing at our Home Office.



DEFERRAL OF DETERMINATION AND PAYMENT. We will ordinarily pay Policy benefits within seven days after we receive all required documents at our Home Office. However, we may defer determination and payment of benefits during any period when it is not reasonably practicable to value securities because the New York Stock Exchange is closed or an emergency exists or the Securities and Exchange Commission, by order, permits deferral for the protection of Policyowners.



DIVIDENDS. The Policies will share in divisible surplus to the extent we determine annually. Since we do not expect the Policies to contribute to divisible surplus, we do not expect to pay any dividends.



VOTING RIGHTS



We are the owner of the shares of both mutual funds in which all assets of the Account are invested. As the owner of the shares we will exercise our right to vote the shares to elect directors of the mutual funds, to vote on matters required to be approved or ratified by mutual fund shareholders under the Investment Company Act of 1940 and to vote on any other matters that may be presented to any mutual fund shareholders' meeting. However, we will vote the mutual fund shares held in the Account in accordance with instructions from owners of the Policies. we will vote any shares of the mutual funds held in our general account in the same proportions as the shares for which we have received voting instructions. If the applicable laws or regulations change so as to permit us to vote the shares in our own discretion, we may elect to do so.



The number of mutual fund shares for each division of the Account for which the owner of a Policy may give instructions is determined by dividing the amount of the Policy Value apportioned to that division, if any, by the per share value for the corresponding Portfolio or Fund. The number will be determined as of a date we choose, but not more than 90 days before the shareholders' meeting. Fractional votes are counted. We will solicit voting instructions with written materials at least 14 days before the meeting. We will vote shares as to which we receive no instructions in the same proportion as the shares as to which we receive instructions.



We may, if required by state insurance officials, disregard voting instructions which would require mutual fund shares to be voted for a change in the sub-classification or investment objectives of a Portfolio or Fund, or to approve or disapprove an investment advisory agreement for either of the mutual funds. We may also disregard voting instructions that would require changes in the investment policy or investment adviser for either a Portfolio or a Fund, provided that we reasonably determine to take this action in accordance with applicable federal law. If we disregard voting instructions, we will include a summary of the action and reasons therefor in the next semiannual report to the owners of the Policies.



SUBSTITUTION OF FUND SHARES AND OTHER CHANGES



If, in our judgment, a Portfolio or Fund becomes unsuitable for continued use with the Policies because of a change in investment objectives or restrictions, shares of another Portfolio or Fund or another mutual fund may be substituted. Any substitution of shares will be subject to any required approval of the Securities and Exchange Commission, the Wisconsin Commissioner of Insurance or other regulatory authority. We have also reserved the right, subject to applicable federal and state law, to operate the Account or any of its divisions as a management company under the Investment Company Act of 1940, or in any other form permitted, or to terminate registration of the Account if registration is no longer required, and to change the provisions of the Policies to comply with any applicable laws.



REPORTS



At least once each Policy year you will receive a statement showing the death benefit, cash value, Policy Value and any Policy loan, including loan interest. This report will show the apportionment of invested assets among the Account divisions. You will also receive annual and semiannual reports for the Account and both of the mutual funds, including financial statements.



DISTRIBUTION OF THE POLICIES



We sell the Policies through individuals who, in addition to being licensed life insurance agents of Northwestern Mutual Life, are registered representatives of Northwestern Mutual Investment Services, LLC ("NMIS"), our wholly-owned subsidiary. NMIS is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers. NMIS was organized in 1968 and is a Wisconsin limited liability company. Its address is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. The Internal Revenue Service Employer Identification Number of NMIS is 39-0509570.



Commissions paid to the agents will not exceed 40% of the premium up to the Target Premium for the first year, 6% of the premium up to the Target Premium during Policy years 2-10, and 2.75% of all other premium. Agents also receive commissions equal to
 .10% of Policy Value less Policy debt in Policy years 6 and later.



General agents and district agents who are registered representatives of NMIS and have supervisory responsibility for sales of the Policies receive commission overrides and other compensation.



TAX CONSIDERATIONS



GENERAL The following discussion provides a general description of federal income tax considerations relating to the Policy. The discussion is based on current provisions of the Internal Revenue Code ("Code") as currently interpreted by the Internal Revenue Service. We do not intend this discussion as tax advice. The discussion is not exhaustive, it does not address the likelihood of future changes in federal income tax law or interpretations thereof, and it does not address state or local tax considerations which may be significant in the purchase and ownership of a Policy.



LIFE INSURANCE QUALIFICATION Section 7702 of the Code defines life insurance for federal income tax purposes. The Code provides two alternative tests for determining whether the death benefit is a sufficient multiple of the Policy Value. See "Choice of Tests for Tax Purposes", p. 7. We have designed the Policy to comply with these rules. We will return premiums that would cause a Policy to be disqualified as life insurance.



Section 817(h) of the Code authorizes the Secretary of the Treasury to set standards for diversification of the investments underlying variable life insurance policies. Final regulations have been issued pursuant to this authority. Failure to meet the diversification requirements would disqualify the Policies as life insurance for purposes of Section 7702 of the Code. We intend to comply with these requirements.



The Treasury Department, in connection with the diversification requirements, stated that it expected to issue guidance about circumstances where a policyowner's control of separate account assets would cause the policyowner, and not the life insurance company, to be treated as the owner of those assets. These guidelines have not been issued. If the owner of a Policy were treated as the owner of the Fund shares held in the Account, the income and gains related to those shares would be included in the owner's gross income for federal income tax purposes. We believe that we own the assets of the Account under current federal income tax law.



We believe that the Policies comply with the provisions of Sections 7702 and 817(h) of the Code, but the application of these rules is not entirely clear.
We may make changes in the Policies if necessary to qualify the Policies as life insurance for tax purposes.



TAX TREATMENT OF LIFE INSURANCE   While a Policy is in force, increases in the
Policy Value as a result of investment experience are not subject to federal income tax until there is a distribution as defined by the Code. The death benefit received by a beneficiary will not be subject to federal income tax.



Unless the Policy is a modified endowment contract, as described below, we believe that a loan received under a Policy will be construed as indebtedness of the owner and no part of the loan will be treated as a distribution subject to current federal income tax. Interest paid by owners of the Policies will ordinarily not be deductible.



As a general rule, the proceeds from a withdrawal of cash value will be taxable only to the extent that the withdrawal exceeds the basis of the Policy. The basis of the Policy is generally equal to the premiums paid less any amounts previously received as tax-free distributions. In certain circumstances, a withdrawal of cash value during the first 15 Policy years may be taxable to the extent that the cash value exceeds the basis of the Policy. This means that the amount withdrawn may be taxable even if that amount is less than the basis of the Policy. In addition, if a Policy terminates while a Policy loan is outstanding, the cancellation of the loan and accrued interest will be treated as a distribution from the Policy and may be taxable under these rules.



Special tax rules may apply when ownership of a Policy is transferred. You should seek qualified tax advice if you plan a transfer of ownership.



MODIFIED ENDOWMENT CONTRACTS A Policy will be classified as a modified endowment contract if the cumulative premium paid during the first seven Policy years exceeds a defined "seven-pay" limit. The seven-pay limit is based on a hypothetical life insurance policy issued on the same insured person and for the same initial death benefit which, under specified conditions (which include the absence of expense and administrative charges) will be fully paid for after seven level annual payments. A Policy will be treated as a modified endowment contract unless cumulative premiums paid under the Policy, at all times during the first seven Policy years, are less than or equal to the cumulative seven-pay premiums which would have been paid under the hypothetical policy on or before such times.



Whenever there is a "material change" under a Policy, it will generally be treated as a new contract for purposes of determining whether the Policy is a modified endowment contract, and subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account the Policy Value of the Policy at the time of such change. A materially changed Policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit. A material change could occur as a result of a change in the death benefit option, a change in the Specified Amount, and certain other changes.



If the benefits are reduced during the lifetime of either insured, for example, by requesting a decrease in the Specified Amount or, in some cases, by making a withdrawal of cash value, the seven-pay premium limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. If the premiums previously paid are greater than the calculated seven-pay premium level limit, the Policy will become a modified endowment contract. A life insurance policy which is received in exchange for a modified endowment contract will also be considered a modified endowment contract.



If a Policy is a modified endowment contract, any distribution from the Policy will be taxed on a gain- first basis. Distributions for this purpose include a loan (including any increase in the loan amount to pay interest on an existing loan or an assignment or a pledge to secure a loan) or a withdrawal of cash value. Any such distributions will be considered taxable income to the extent the cash value exceeds the basis in the Policy. For modified endowment contracts, the basis would be increased by the amount of any prior loan under the Policy that was considered taxable income. For purposes of determining the taxable portion of any distribution, all modified endowment contracts issued by Northwestern Mutual Life to the same policyowner (excluding certain qualified plans) during any calendar year are to be aggregated. The Secretary of the Treasury has authority to prescribe additional rules to prevent avoidance of gain-first taxation on distributions from modified endowment contracts.



A 10% penalty tax will apply to the taxable portion of a distribution from a modified endowment contract. The penalty tax will not, however, apply to distributions (i) to taxpayers 59 1/2 years of age or older, (ii) in the case of a disability (as defined in the Code) or (iii) received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayers or the joint lives (or joint life expectancies) of the taxpayer and his beneficiaries. If a Policy is surrendered, the excess, if any, of the Policy Value over the basis of the Policy will be subject to federal income tax and, unless one of the above exceptions applies, the 10% penalty tax. The exceptions generally do not apply to life insurance policies owned by corporations or other entities. If a Policy terminates while there is a Policy loan, the cancellation of the loan and accrued loan interest will be treated as a distribution to the extent not previously treated as such and could be subject to tax, including the penalty tax, as described under the above rules.



If a Policy becomes a modified endowment contract, distributions that occur during the Policy year it becomes a modified endowment contract and any subsequent Policy year will be taxed as described in the two preceding paragraphs. In addition, distributions from a Policy within two years before it becomes a modified endowment contract will be subject to tax in this manner. This means that a distribution made from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract. The Secretary of the Treasury has been authorized to prescribe rules which would treat similarly other distributions made in anticipation of a policy becoming a modified endowment contract.



ESTATE AND GENERATION SKIPPING TAXES The amount of the death benefit will generally be includible in the owner's estate for federal estate tax purposes if the last surviving insured owned the Policy. If the owner is not the last surviving insured, the fair market value of the Policy is includible in the owner's estate.



The federal estate tax and gift tax are integrated under a unified rate schedule which effectively excludes estates of less than $625,000 from federal estate taxes. The exclusion will be increased in several steps to $1 million in the year 2006 under current law. In addition, an unlimited marital deduction permits deferral of federal estate and gift taxes until the death of the surviving spouse.



If ownership of the Policy is transferred to a person two or more generations younger than the owner, the value of the Policy may be taxable. Individuals are generally allowed an aggregate generation skipping tax exemption of $1 million. You should consult a qualified tax adviser if you contemplate transfer of ownership to grandchildren.



OTHER TAX CONSIDERATIONS The Policy permits the owner to exchange the Policy for two policies, one on the life of each insured, if a change in the federal estate tax law results in the repeal of the unlimited marital deduction or a 50% or greater reduction in the estate tax rate. The Internal Revenue Service has ruled with respect to one taxpayer that such a transaction would be treated as a non-taxable exchange. If not, such a split of the Policy could result in the recognition of taxable income.



Depending on the circumstances, the exchange of a Policy, a change in the death benefit option, a Policy loan, a withdrawal of cash value, a change in ownership or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer, estate, inheritance, and other tax consequences of Policy ownership, premium payments and receipt of Policy proceeds depend on the circumstances of each Policyowner or beneficiary. If you contemplate any such transaction, you should consult a qualified tax adviser.



OTHER INFORMATION



MANAGEMENT



Northwestern Mutual Life is managed by a Board of Trustees. The Trustees and senior officers of Northwestern Mutual Life and their positions including Board committee memberships, and their principal occupations, as of the date of this prospectus, are listed below. Unless otherwise indicated, the business address of each Trustee and senior officer is c/o The Northwestern Mutual Life Insurance Company, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.



TRUSTEES

NAME                                 PRINCIPAL OCCUPATION DURING LAST FIVE YEARS
-----                                -------------------------------------------
R. Quintus Anderson (A)..............   Chairman, Aarque Capital Corporation
                                        since 1997; prior thereto, Chairman, The
                                        Aarque Companies, 111 West Second
                                        Street, P.O. Box 310, Jamestown, NY
                                        14702-0310 (diversified metal products
                                        manufacturing)

Edward E. Barr (HR).................    Chairman, Sun Chemical Corporation, 222
                                        Bridge Plaza South, Fort Lee, New Jersey
                                        07024 (graphic arts) since 1998;  prior
                                        thereto, President and Chief Executive
                                        Officer.  President and Chief Executive
                                        Officer, DIC Americas, Inc., Fort Lee,
                                        NJ

Gordon T. Beaham, III (OT)..........    Chairman of the Board and President,
                                        Faultless Starch/Bon Ami Company, 1025
                                        West Eighth Street, Kansas City, MO
                                        64101 (consumer products manufacturer)

Robert C. Buchanan (A, E, F)........    President and Chief Executive Officer,
                                        Fox Valley Corporation, 100 West
                                        Lawrence Street, P.O. Box 727, Appleton,
                                        WI 54911 (manufacturer of gift wrap and
                                        writing paper)

Robert E. Carlson (E)...............    Executive Vice President of Northwestern
                                        Mutual Life

George A. Dickerman (AM)............    Chairman of the Board, Spalding Sports
                                        Worldwide, 425 Meadow Street, P.O. Box
                                        901, Chicopee, MA 01021-0901
                                        (manufacturer of sporting equipment)
                                        since 1998;  prior thereto, President

Pierre S. du Pont (AM)..............    Attorney, Richards, Layton and Finger,
                                        P.O. Box 551, 1 Rodney Square,
                                        Wilmington, DE 19899

James D. Ericson (AM, E, F. HR, OT)..   President and Chief Executive Officer of
                                        Northwestern Mutual Life

J. E. Gallegos (A)..................    Attorney at Law; President, Gallegos Law
                                        Firm, 460 St. Michaels Drive, Building
                                        300, Santa Fe, NM 87505

Stephen N. Graff (E, F, OT).........    Retired Partner, Arthur Andersen LLP
                                        (public accountants).  Address:  805
                                        Lone Tree Road, Elm Grove, WI 53122-2014

Patricia Albjerg Graham (HR)........    Professor, Graduate School of Education,
                                        Harvard University, 420 Gutman,
                                        Cambridge, MA 02138.  President, The
                                        Spencer Foundation (social and
                                        behavioral sciences)

Stephen F. Keller (HR)..............    Attorney.  Former Chairman, Santa Anita
                                        Realty Enterprises since 1997; prior
                                        thereto, Chairman.  Address:  101 South
                                        Las Palmas Avenue, Los Angeles, CA 90004

Barbara A. King (AM)................    President, Landscape Structures, Inc.,
                                        Rt 3, 601 - 7th Street South, Delano, MN
                                        55328 (manufacturer of playground
                                        equipment)

J. Thomas Lewis (HR)................    Attorney (retired), 228 St. Charles
                                        Avenue, Suite 1024, New Orleans, LA
                                        70130, since 1998; prior thereto,
                                        Attorney, Monroe & Lemann, New Orleans,
                                        LA

Daniel F. McKeithan, Jr. (E, F, HR).    President, Tamarack Petroleum Company,
                                        Inc., 777 East Wisconsin Avenue,
                                        Milwaukee, WI 53202 (operator of oil and
                                        gas wells); President, Active Investor
                                        Management, Inc., Milwaukee, WI

Guy A. Osborn (E, F, OT)............    Retired Chairman of Universal Foods
                                        Corporation, 433 East Michigan Street,
                                        Milwaukee, WI 53202 since 1997; prior
                                        thereto, Chairman and Chief Executive
                                        Officer

Timothy D. Proctor (A)..............    Director, Worldwide Human Resources of
                                        Glaxo Wellcome plc, P.O. Box 13398, 5
                                        Moore Drive, Research Triangle Park, NC
                                        27709, since 1998.  Senior Vice
                                        President Human Resources, General
                                        Counsel & Secretary from 1994 to 1998
                                        (pharmaceuticals)

Donald J. Schuenke (AM, E, F).......    Retired; Chairman of Northwestern Mutual
                                        Life

H. Mason Sizemore, Jr. (AM).........    President and Chief Operating Officer,
                                        The Seattle Times, Fairview Avenue North
                                        and John Street, P.O. Box 70, Seattle,
                                        WA 98109 (publishing)

Harold B. Smith (OT)................    Chairman, Executive Committee, Illinois
                                        Tool Works, Inc., 3600 West Lake Avenue,
                                        Glenview, IL 60025-5811 (engineered
                                        components and industrial systems and
                                        consumables)

Sherwood H. Smith, Jr. (AM).........    Chairman of the Board of Carolina Power
                                        & Light, 411 Fayetteville Street Mall,
                                        P.O. Box 1551, Raleigh, NC 27602, since
                                        1997; prior thereto, Chairman of the
                                        Board and Chief Executive Officer

John E. Steuri (OT).................    Chairman, Advanced Thermal Technologies,
                                        2102 Riverfront Drive, Suite 120, Little
                                        Rock, AR  72202-1747 since 1997
                                        (heating,  air-conditioning  and
                                        humidity control).  Retired since 1996
                                        as Chairman and Chief Executive Officer
                                        of ALLTEL Information Services, Inc.,
                                        Little Rock, AR (application software)

John J. Stollenwerk (AM, E, F)......    President and Chief Executive Officer,
                                        Allen-Edmonds Shoe Corporation, 201 East
                                        Seven Hills Road, P.O. Box 998, Port
                                        Washington, WI 53074-0998

Barry L. Williams (HR)..............    President and Chief Executive Officer of
                                        Williams Pacific Ventures, Inc., 100
                                        First Street, Suite 2350, San Francisco,
                                        CA 94105-2634 (venture capital)

Kathryn D. Wriston (A)..............    Director of various corporations.
                                        Address:  c/o Shearman & Sterling, 599
                                        Lexington Avenue, Room 1126, New York,
                                        NY 10022



A    --   Member, Audit Committee       F    --   Member, Finance Committee

AM   --   Member, Agency and Marketing  HR   --   Member, Human Resources and
          Committee                               Public Policy Committee

E    --   Member, Executive Committee   OT   --   Member, Operations and
                                                  Technology Committee

SENIOR OFFICERS (OTHER THAN TRUSTEES)



                                                 POSITION WITH
            NAME                           NORTHWESTERN MUTUAL LIFE
------------------------------   ------------------------------------------
   John M. Bremer                Executive Vice President, General Counsel
                                   and Secretary
   Peter W. Bruce                Executive Vice President
   Edward J. Zore                Executive Vice President
   Deborah A. Beck               Senior Vice President
   William H. Beckley               Senior Vice President
   Mark G. Doll                  Senior Vice President
   Richard L. Hall               Senior Vice President
   William C. Koenig             Senior Vice President and Chief Actuary
   Donald L. Mellish             Senior Vice President
   Mason G. Ross                 Senior Vice President
   Leonard F. Stecklein          Senior Vice President
   Frederic H. Sweet             Senior Vice President
   Dennis Tamcsin                Senior Vice President
   Walter J. Wojcik              Senior Vice President
   Gary E. Long                  Vice President and Controller



REGULATION



We are subject to the laws of Wisconsin governing insurance companies and to regulation by the Wisconsin Commissioner of Insurance. We file an annual statement in a prescribed form with the Department of Insurance on or before March 1 in each year covering operations for the preceding year and including financial statements. Regulation by the Wisconsin Insurance Department includes periodic examination to determine solvency and compliance with insurance laws. We are also subject to the insurance laws and regulations of the other jurisdictions in which we are licensed to operate.



YEAR 2000 ISSUES



Since early 1996 we have been preparing for the computer requirements associated with the approaching turn of the century. We completed assessment of internal systems in 1996. As of the date of this prospectus the necessary system changes are substantially complete. System testing is in process and we expect testing of all critical systems to be completed during the first six months of 1999.



The work on these computer systems extends to software packages we purchase from vendors. In addition, we have been communicating formally with our business partners to identify and assess potential exposure that could result from their failure to address these computer issues on a timely basis. Each of our departments has prepared a contingency plan.



We and our business partners bear all of the costs of identifying and resolving the computer systems issues associated with the year 2000. These costs will have no effect on the performance of the Account. The Policies permit charges for administrative expenses to be increased up to the guaranteed maximum rates. However, we do not expect our costs for year 2000 compliance to have any significant effect on the benefits or values provided by the Policies.



We believe that our computer systems will be ready for the year 2000 well in advance of the deadline. By their nature, however, the issues in this area carry the risk of unforeseen problems, both at Northwestern Mutual Life and at all the other sites where supporting functions and interaction take place. There can be no assurance that these problems will not have a material adverse impact on the operations of Northwestern Mutual Life and the Account.



LEGAL PROCEEDINGS



We are engaged in litigation of various kinds which in our judgment is not of material importance in relation to its total assets. There are no legal proceedings pending to which the Account is a party.



REGISTRATION STATEMENT



We have filed a registration statement with the Securities and Exchange Commission, Washington, D.C under the Securities Act of 1933, as amended, with respect to the Policies. This prospectus does not contain all the information set forth in the registration statement. A copy of the omitted material is available from the main office of the SEC in Washington, D.C. upon payment of the prescribed fee. Further information about the Policies is also available from the Home Office of Northwestern Mutual Life. The address and telephone number are on the cover of this prospectus.

EXPERTS



The financial statements of Northwestern Mutual Life as of December 31, 1998 and 1997 and for each of the three years in the period ended December 31, 1998 and of the Account as of December 31, 1998 and for each of the two years in the period ended December 31, 1998 included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. Actuarial matters included in this prospectus have been examined by William C. Koenig, F.S.A., Senior Vice President and Chief Actuary of Northwestern Mutual Life. His opinion is filed as an exhibit to the registration statement.

VARIABLE LIFE ACCOUNTANTS' REPORT

                           [LOGO]

Report of Independent Accountants

To The Northwestern Mutual Life Insurance Company and
Policyowners of Northwestern Mutual Variable Life Account

In our opinion, the accompanying combined statement of assets and liabilities and the related combined and separate statements of operations and changes in equity present fairly, in all material respects, the financial position of Northwestern Mutual Variable Life Account and Aggressive Growth Stock Division, International Equity Division, Growth Stock Division, Growth and Income Stock Division, Index 500 Stock Division, Balanced Division, High Yield Bond Division, Select Bond Division, and the Money Market Division thereof at December 31, 1998, the results of each of their operations and the changes in each of their equity for each of the two years in the period ended December 31, 1998, in conformity with generally accepted accounting principles. These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of the number of shares owned at December 31, 1998 with Northwestern Mutual Series Fund, Inc., provide a reasonable basis for the opinion expressed above.

   [SIG]

Milwaukee, Wisconsin
January 25, 1999

VARIABLE LIFE FINANCIAL STATEMENTS
NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT
Financial Statements
DECEMBER 31, 1998
STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

Assets
  Investments at Market Value:
    Northwestern Mutual Series Fund, Inc.
      Aggressive Growth Stock
       34,420 shares (cost $102,404)..............  $ 119,230
      International Equity
       46,760 shares (cost $73,163)...............     78,416
      Growth Stock
       29,383 shares (cost $49,267)...............     66,025
      Growth and Income Stock
       43,428 shares (cost $60,081)...............     70,528
      Index 500 Stock
       58,115 shares (cost $126,062)..............    191,141
      Balanced
       71,092 shares (cost $108,217)..............    158,110
      High Yield Bond
       15,509 shares (cost $16,804)...............     14,516
      Select Bond
       10,143 shares (cost $12,181)...............     12,669
      Money Market
       39,300 shares (cost $39,300)...............     39,300     $ 749,935
                                                    ---------
Due from Sale of Fund Shares..................................           95
Due from Northwestern Mutual Life Insurance Company...........          328
                                                                  ---------
Total Assets..................................................    $ 750,358
                                                                  ---------
                                                                  ---------
Liabilities
  Due to Northwestern Mutual Life Insurance Company...........    $      95
  Due on Purchase of Fund Shares..............................          328
                                                                  ---------
      Total Liabilities.......................................          423
                                                                  ---------
Equity (Note 8)
  Variable Life Policies Issued Before October 11, 1995.......      392,772
  Variable Complife Policies Issued On or After October 11,
   1995.......................................................      356,862
  Variable Executive Life Policies Issued On or After March 2,
   1998.......................................................          301
                                                                  ---------
      Total Equity............................................      749,935
                                                                  ---------
      Total Liabilities and Equity............................    $ 750,358
                                                                  ---------
                                                                  ---------

    The Accompanying Notes are an Integral Part of the Financial Statements

VARIABLE LIFE FINANCIAL STATEMENTS
NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT
Statements of Operations and Changes in Equity
(IN THOUSANDS)

                                                                      AGGRESSIVE GROWTH             INTERNATIONAL EQUITY
                                          COMBINED                     STOCK DIVISION                     DIVISION
                                -----------------------------   -----------------------------   -----------------------------
                                 YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                    1998            1997            1998            1997            1998            1997
                                -------------   -------------   -------------   -------------   -------------   -------------
Investment Income
Dividend Income...............    $ 24,922        $ 24,262        $  3,287         $3,345         $ 3,591         $ 1,286
Mortality and Expense Risks...       2,755           1,788             424            271             308             197
Taxes.........................       1,178             767             181            116             132              85
                                -------------   -------------   -------------   -------------   -------------   -------------
Net Investment Income.........      20,989          21,707           2,682          2,958           3,151           1,004
                                -------------   -------------   -------------   -------------   -------------   -------------
Realized and Unrealized Gain
  (Loss) on Investments
  Realized Gain on
    Investments...............       4,332           4,871             523            231             284             203
  Unrealized Appreciation
    (Depreciation) of
    Investments During the
    Period....................      68,780          42,532           4,928          5,109          (1,424)          2,358
                                -------------   -------------   -------------   -------------   -------------   -------------
  Net Gain (Loss) on
    Investments...............      73,112          47,403           5,451          5,340          (1,140)          2,561
                                -------------   -------------   -------------   -------------   -------------   -------------
  Increase in Equity Derived
    from Investment
    Activity..................      94,101          69,110           8,133          8,298           2,011           3,565
                                -------------   -------------   -------------   -------------   -------------   -------------
Equity Transactions
  Policyowners' Net
    Deposits..................     258,672         170,672          30,145         21,502          20,672          12,656
  Policy Loans, Surrenders,
    and Death Benefits........     (37,427)        (23,728)         (6,454)        (4,003)         (4,327)         (2,787)
  Mortality and Other (net)...     (39,611)        (28,427)         (5,193)        (3,791)         (3,785)         (2,368)
  Transfers from Other
    Divisions.................     133,775          86,366          20,371         19,008          15,743          14,866
  Transfers to Other
    Divisions.................    (133,773)        (86,366)         (6,419)        (4,091)         (5,013)         (2,149)
                                -------------   -------------   -------------   -------------   -------------   -------------
Increase in Equity Derived
  from Equity Transactions....     181,636         118,517          32,450         28,625          23,290          20,218
                                -------------   -------------   -------------   -------------   -------------   -------------
Net Increase in Equity........     275,737         187,627          40,583         36,923          25,301          23,783
Equity
  Beginning of Year...........     474,198         286,571          78,647         41,724          53,116          29,333
                                -------------   -------------   -------------   -------------   -------------   -------------
  End of Year.................    $749,935        $474,198        $119,230         $78,647        $78,417         $53,116
                                -------------   -------------   -------------   -------------   -------------   -------------
                                -------------   -------------   -------------   -------------   -------------   -------------

    The Accompanying Notes are an Integral Part of the Financial Statements

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT
Statements of Operations and Changes in Equity
(IN THOUSANDS)

                                                                       GROWTH & INCOME                    INDEX 500
                                    GROWTH STOCK DIVISION              STOCK DIVISION                  STOCK DIVISION
                                -----------------------------   -----------------------------   -----------------------------
                                 YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                    1998            1997            1998            1997            1998            1997
                                -------------   -------------   -------------   -------------   -------------   -------------
Investment Income
Dividend Income...............    $   956         $ 1,413         $   537         $ 7,776         $  4,530        $  2,579
Mortality and Expense Risks...        211             105             234             120              671             395
Taxes.........................         91              45             100              52              287             169
                                -------------   -------------   -------------   -------------   -------------   -------------
Net Investment Income.........        654           1,263             203           7,604            3,572           2,015
                                -------------   -------------   -------------   -------------   -------------   -------------
Realized and Unrealized Gain
  (Loss) on Investments
  Realized Gain on
    Investments...............        143             172             220             173            1,125           2,375
  Unrealized Appreciation
    (Depreciation) of
    Investments During the
    Period....................     10,533           4,151          10,574          (1,823)          31,738          17,772
                                -------------   -------------   -------------   -------------   -------------   -------------
  Net Gain (Loss) on
    Investments...............     10,676           4,323          10,794          (1,650)          32,863          20,147
                                -------------   -------------   -------------   -------------   -------------   -------------
  Increase in Equity Derived
    from Investment
    Activity..................     11,330           5,586          10,997           5,954           36,435          22,162
                                -------------   -------------   -------------   -------------   -------------   -------------
Equity Transactions
  Policyowners' Net
    Deposits..................     12,991           7,334          14,771           7,537           29,665          19,733
  Policy Loans, Surrenders,
    and Death Benefits........     (2,859)         (1,314)         (2,902)         (1,842)          (8,924)         (5,039)
  Mortality and Other (net)...     (2,494)         (1,329)         (2,847)         (1,457)          (5,367)         (4,127)
  Transfers from Other
    Divisions.................     16,839           8,851          17,225          10,673           37,076          20,024
  Transfers to Other
    Divisions.................     (2,015)         (1,341)         (3,106)         (1,104)          (5,443)         (3,783)
                                -------------   -------------   -------------   -------------   -------------   -------------
Increase in Equity Derived
  from Equity Transactions....     22,462          12,201          23,141          13,807           47,007          26,808
                                -------------   -------------   -------------   -------------   -------------   -------------
Net Increase in Equity........     33,792          17,787          34,138          19,761           83,442          48,970
Equity
  Beginning of Year...........     32,233          14,446          36,389          16,628          107,699          58,729
                                -------------   -------------   -------------   -------------   -------------   -------------
  End of Year.................    $66,025         $32,233         $70,527         $36,389         $191,141        $107,699
                                -------------   -------------   -------------   -------------   -------------   -------------
                                -------------   -------------   -------------   -------------   -------------   -------------

    The Accompanying Notes are an Integral Part of the Financial Statements

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT
Statements of Operations and Changes in Equity
(IN THOUSANDS)

                                      BALANCED DIVISION           HIGH YIELD BOND DIVISION          SELECT BOND DIVISION
                                -----------------------------   -----------------------------   -----------------------------
                                 YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                    1998            1997            1998            1997            1998            1997
                                -------------   -------------   -------------   -------------   -------------   -------------
Investment Income
Dividend Income...............    $  8,344        $  5,105        $ 1,489          $1,370         $   743          $  436
Mortality and Expense Risks...         681             558             53              29              51              35
Taxes.........................         292             239             22              12              22              15
                                -------------   -------------   -------------   -------------   -------------   -------------
Net Investment Income.........       7,371           4,308          1,414           1,329             670             386
                                -------------   -------------   -------------   -------------   -------------   -------------
Realized and Unrealized Gain
  (Loss) on Investments
  Realized Gain on
    Investments...............       1,893           1,655             47              26              97              36
  Unrealized Appreciation
    (Depreciation) of
    Investments During the
    Period....................      14,317          15,262         (1,828)           (531)            (58)            234
                                -------------   -------------   -------------   -------------   -------------   -------------
  Net Gain (Loss) on
    Investments...............      16,210          16,917         (1,781)           (505)             39             270
                                -------------   -------------   -------------   -------------   -------------   -------------
  Increase in Equity Derived
    from Investment
    Activity..................      23,581          21,225           (367)            824             709             656
                                -------------   -------------   -------------   -------------   -------------   -------------
Equity Transactions
  Policyowners' Net
    Deposits..................      17,811          15,394          3,490           1,922           2,004           1,820
  Policy Loans, Surrenders,
    and Death Benefits........      (8,879)         (7,260)          (690)           (349)           (620)           (311)
  Mortality and Other (net)...      (3,232)         (3,395)          (641)           (339)           (250)           (560)
  Transfers from Other
    Divisions.................       7,905           4,266          5,399           3,276           3,951           2,000
  Transfers to Other
    Divisions.................      (5,398)         (4,734)        (1,476)           (425)         (2,217)           (756)
                                -------------   -------------   -------------   -------------   -------------   -------------
Increase in Equity Derived
  from Equity Transactions....       8,207           4,271          6,082           4,085           2,868           2,193
                                -------------   -------------   -------------   -------------   -------------   -------------
Net Increase in Equity........      31,788          25,496          5,715           4,909           3,577           2,849
Equity
  Beginning of Year...........     126,322         100,826          8,801           3,892           9,092           6,243
                                -------------   -------------   -------------   -------------   -------------   -------------
  End of Year.................    $158,110        $126,322        $14,516          $8,801         $12,669          $9,092
                                -------------   -------------   -------------   -------------   -------------   -------------
                                -------------   -------------   -------------   -------------   -------------   -------------


                                    MONEY MARKET DIVISION
                                -----------------------------

                                 YEAR ENDED      YEAR ENDED
                                DECEMBER 31,    DECEMBER 31,
                                    1998            1997
                                -------------   -------------
Investment Income
Dividend Income...............    $ 1,445         $   952
Mortality and Expense Risks...        122              78
Taxes.........................         51              34
                                -------------   -------------
Net Investment Income.........      1,272             840
                                -------------   -------------
Realized and Unrealized Gain
  (Loss) on Investments
  Realized Gain on
    Investments...............         --              --
  Unrealized Appreciation
    (Depreciation) of
    Investments During the
    Period....................         --              --
                                -------------   -------------
  Net Gain (Loss) on
    Investments...............         --              --
                                -------------   -------------
  Increase in Equity Derived
    from Investment
    Activity..................      1,272             840
                                -------------   -------------
Equity Transactions
  Policyowners' Net
    Deposits..................    127,123          82,774
  Policy Loans, Surrenders,
    and Death Benefits........     (1,772)           (823)
  Mortality and Other (net)...    (15,802)        (11,061)
  Transfers from Other
    Divisions.................      9,266           3,402
  Transfers to Other
    Divisions.................   (102,686)        (67,983)
                                -------------   -------------
Increase in Equity Derived
  from Equity Transactions....     16,129           6,309
                                -------------   -------------
Net Increase in Equity........     17,401           7,149
Equity
  Beginning of Year...........     21,899          14,750
                                -------------   -------------
  End of Year.................    $39,300         $21,899
                                -------------   -------------
                                -------------   -------------

    The Accompanying Notes are an Integral Part of the Financial Statements

NOTES TO FINANCIAL STATEMENTS
NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT
Notes to Financial Statements
DECEMBER 31, 1998

NOTE 1 -- Northwestern Mutual Variable Life Account (the "Account") is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual") used to fund variable life insurance policies.

NOTE 2 -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Principal accounting policies are summarized below.

NOTE 3 -- All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc. (the "Fund"). The shares are valued at the Fund's offering and redemption price per share. The Fund is a diversified open-end investment company registered under the Investment Company Act of 1940.

NOTE 4 -- Dividend income from the Fund is recorded on the record date of the dividends. Transactions in Fund shares are accounted for on the trade date. The basis for determining cost on sale of Fund shares is identified cost. Purchases and sales of Fund shares for the year ended December 31, 1998 by each Division are shown below:

                                    PURCHASES       SALES
                                   ------------  ------------
Aggressive Growth Division.......  $ 36,381,397  $  1,248,015
International Equity Division....    27,429,118       990,001
Growth Stock Division............    23,393,892       279,458
Growth & Income Stock
  Division.......................    24,059,882       715,896
Index 500 Stock Division.........    52,625,759     2,046,627
Balanced Division................    20,647,579     5,068,597
High Yield Bond Division.........     8,131,249       635,946
Select Bond Division.............     5,351,461     1,813,834
Money Market Division............    47,332,350    29,930,945

NOTE 5 -- A deduction for mortality and expense risks is determined daily and paid to Northwestern Mutual. Generally, for Variable Life policies issued before October 11, 1995, and Variable Complife policies issued on or after October 11, 1995 the deduction is at an annual rate of .50% and .60%, respectively, of the net assets of the Account. A deduction for the mortality and expense risks for the Variable Executive Life policies issued on or after March 3, 1998 is determined monthly at an annual rate of .75% of the amount invested in the Account for the Policy for the first ten Policy years, and .30% thereafter. The mortality risk is that insureds may not live as long as estimated. The expense risk is that expenses of issuing and administering the policies may exceed the estimated costs.

Certain deductions are also made from the annual, single or other premiums before amounts are allocated to the Account. These deductions are for (1) sales load, (2) administrative expenses, (3) taxes and (4) a risk charge for the guaranteed minimum death benefit.

Additional mortality costs are deducted from the policy annually and are paid to Northwestern Mutual to cover the cost of providing insurance protection. This cost is actuarially calculated based upon the insured's age, the 1980 Commissioners Standard Ordinary Mortality Table and the amount of insurance provided under the policy.

NOTE 6 -- Northwestern Mutual is taxed as a "life insurance company" under the Internal Revenue Code. The variable life insurance policies which are funded in the Account are taxed as part of the operations of Northwestern Mutual. Policies provide that a charge for taxes may be made against the assets of the Account. Generally, for Variable Life policies issued before October 11, 1995, Northwestern Mutual charges the Account at an annual rate of .20% of the Account's net assets and reserves the right to increase, decrease or eliminate the charge for taxes in the future. Generally, for Variable Complife policies issued on or after October 11, 1995, and for Variable Executive Life policies issued on or after March 3, 1998, there is no charge being made against the assets of the Account for federal income taxes, but Northwestern Mutual reserves the right to charge for taxes in the future.

NOTE 7 -- The Account is credited for the policyowners' net annual premiums at the respective policy anniversary dates regardless of when policyowners actually paid their premiums. Northwestern Mutual's equity represents any unpaid portion of net annual premiums. This applies to Variable Life and Variable Complife policies only.

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT
Notes to Financial Statements
(in thousands)
DECEMBER 31, 1998
NOTE 8 -- Equity Values by Division are shown below:

                                                                                                VARIABLE LIFE
                                                                                            POLICIES ISSUED BEFORE
                                                                                               OCTOBER 11, 1995
                                                                                                  EQUITY OF:
                                                                                           ------------------------    TOTAL
                                                                                           POLICYOWNERS      NML      EQUITY
                                                                                           -------------  ---------  ---------
Aggressive Growth Stock Division.........................................................    $  42,391    $   3,793  $  46,184
International Equity Division............................................................       32,539        3,074     35,613
Growth Stock Division....................................................................       22,888        1,510     24,398
Growth and Income Stock Division.........................................................       26,309        1,808     28,117
Index 500 Stock Division.................................................................       95,615        4,943    100,558
Balanced Division........................................................................      134,029        5,006    139,035
High Yield Bond Division.................................................................        4,916          428      5,344
Select Bond Division.....................................................................        6,911          417      7,328
Money Market Division....................................................................        5,918          277      6,195
                                                                                           -------------  ---------  ---------
                                                                                             $ 371,516    $  21,256  $ 392,772
                                                                                           -------------  ---------  ---------
                                                                                           -------------  ---------  ---------

                                                                                             VARIABLE COMPLIFE
                                                                                           POLICIES ISSUED ON OR
                                                                                           AFTER OCTOBER 11, 1995
                                                                                                 EQUITY OF:
                                                                                          ------------------------    TOTAL
                                                                                          POLICYOWNERS      NML      EQUITY
                                                                                          -------------  ---------  ---------
Aggressive Growth Stock Division........................................................    $  54,132    $  18,846  $  72,978
International Equity Division...........................................................       31,302       11,492     42,794
Growth Stock Division...................................................................       30,575       11,026     41,601
Growth and Income Stock Division........................................................       30,515       11,841     42,356
Index 500 Stock Division................................................................       65,609       24,890     90,499
Balanced Division.......................................................................       14,142        4,909     19,051
High Yield Bond Division................................................................        6,565        2,594      9,159
Select Bond Division....................................................................        4,161        1,171      5,332
Money Market Division...................................................................       13,154       19,938     33,092
                                                                                          -------------  ---------  ---------
                                                                                            $ 250,155    $ 106,707  $ 356,862
                                                                                          -------------  ---------  ---------
                                                                                          -------------  ---------  ---------

                                                                                                         VARIABLE EXECUTIVE LIFE
                                                                                                          POLICIES ISSUED ON OR
                                                                                                           AFTER MARCH 2, 1998
                                                                                                        -------------------------
                                                                                                                  TOTAL
                                                                                                                 EQUITY
                                                                                                        -------------------------
Aggressive Growth Stock Division......................................................................          $      67
International Equity Division.........................................................................                 10
Growth Stock Division.................................................................................                 25
Growth and Income Stock Division......................................................................                 55
Index 500 Stock Division..............................................................................                 84
Balanced Division.....................................................................................                 24
High Yield Bond Division..............................................................................                 13
Select Bond Division..................................................................................                  9
Money Market Division.................................................................................                 14
                                                                                                                    -----
                                                                                                                $     301
                                                                                                                    -----
                                                                                                                    -----

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENT OF FINANCIAL POSITION
(IN MILLIONS)

The following financial statements of Northwestern Mutual should be considered only as bearing upon the ability of Northwestern Mutual Life to meet its obligations under the Policies.

                                                        DECEMBER 31,
                                                    ---------------------
                                                      1998        1997
                                                    ---------   ---------
Assets
    Bonds.........................................  $  34,888   $  32,359
    Common and preferred stocks...................      6,576       6,524
    Mortgage loans................................     12,250      10,835
    Real estate...................................      1,481       1,372
    Policy loans..................................      7,580       7,163
    Other investments.............................      1,839       2,026
    Cash and temporary investments................      1,275         572
    Due and accrued investment income.............        827         795
    Other assets..................................      1,313       1,275
    Separate account assets.......................      9,966       8,160
                                                    ---------   ---------
        Total assets..............................  $  77,995   $  71,081
                                                    ---------   ---------
                                                    ---------   ---------
Liabilities and Surplus
    Reserves for policy benefits..................  $  51,815   $  47,343
    Policy benefit and premium deposits...........      1,709       1,624
    Policyowner dividends payable.................      2,870       2,640
    Interest maintenance reserve..................        606         461
    Asset valuation reserve.......................      1,994       1,974
    Income taxes payable..........................      1,161       1,043
    Other liabilities.............................      3,133       3,735
    Separate account liabilities..................      9,966       8,160
                                                    ---------   ---------
        Total liabilities.........................     73,254      66,980
    Surplus.......................................      4,741       4,101
                                                    ---------   ---------
        Total liabilities and surplus.............  $  77,995   $  71,081
                                                    ---------   ---------
                                                    ---------   ---------

   The accompanying notes are an integral part of these financial statements.

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENT OF OPERATIONS
(IN MILLIONS)

                                                     FOR THE YEAR ENDED DECEMBER 31,
                                                    ---------------------------------
                                                      1998        1997        1996
                                                    ---------   ---------   ---------
Revenue
    Premium income................................  $  8,021    $  7,294    $  6,667
    Net investment income.........................     4,536       4,171       3,836
    Other income..................................       922         861         759
                                                    ---------   ---------   ---------
        Total revenue.............................    13,479      12,326      11,262
                                                    ---------   ---------   ---------
Benefits and Expenses
    Benefit payments to policyowners and
     beneficiaries................................     3,602       3,329       2,921
    Net additions to policy benefit reserves......     4,521       4,026       3,701
    Net transfers to separate accounts............       564         566         579
                                                    ---------   ---------   ---------
        Total benefits............................     8,687       7,921       7,201
    Operating expenses............................     1,297       1,138       1,043
                                                    ---------   ---------   ---------
        Total benefits and expenses...............     9,984       9,059       8,244
                                                    ---------   ---------   ---------
Gain from operations before dividends and taxes...     3,495       3,267       3,018
Policyowner dividends.............................     2,869       2,636       2,341
                                                    ---------   ---------   ---------
Gain from operations before taxes.................       626         631         677
Income tax expense................................       301         356         452
                                                    ---------   ---------   ---------
Net gain from operations..........................       325         275         225
Net realized capital gains........................       484         414         395
                                                    ---------   ---------   ---------
        Net income................................  $    809    $    689    $    620
                                                    ---------   ---------   ---------
                                                    ---------   ---------   ---------

   The accompanying notes are an integral part of these financial statements.

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENT OF CHANGES IN SURPLUS
(IN MILLIONS)

                                                      FOR THE YEAR ENDED DECEMBER 31,
                                                      -------------------------------
                                                       1998        1997        1996
                                                      -------     -------     -------
Beginning of Year Balance.........................    $4,101      $3,515      $2,786
  Net income......................................       809         689         620
  Increase (decrease) in net unrealized gains.....      (147)        576         295
  Increase in investment reserves.................       (20)       (526)       (176)
  Other, net......................................        (2)       (153)        (10)
                                                      -------     -------     -------
  Net increase in surplus.........................       640         586         729
                                                      -------     -------     -------
End of Year Balance...............................    $4,741      $4,101      $3,515
                                                      -------     -------     -------
                                                      -------     -------     -------

   The accompanying notes are an integral part of these financial statements.

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENT OF CASH FLOWS
(IN MILLIONS)

                                                       FOR THE YEAR ENDED DECEMBER 31,
                                                      ----------------------------------
                                                        1998         1997         1996
                                                      --------     --------     --------
CASH FLOWS FROM OPERATING ACTIVITIES
  Insurance and annuity premiums..................    $ 8,876      $ 8,093      $ 7,361
  Investment income received......................      4,216        3,928        3,634
  Disbursement of policy loans, net of
   repayments.....................................       (416)        (360)        (326)
  Benefits paid to policyowners and
   beneficiaries..................................     (3,572)      (3,316)      (2,912)
  Net transfers to separate accounts..............       (564)        (565)        (579)
  Policyowner dividends paid......................     (2,639)      (2,347)      (2,105)
  Operating expenses and taxes....................     (1,749)      (1,722)      (1,663)
  Other, net......................................        (83)         124          (59)
                                                      --------     --------     --------
    NET CASH PROVIDED BY OPERATING ACTIVITIES.....      4,069        3,835        3,351
                                                      --------     --------     --------
CASH FLOWS FROM INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD OR MATURED
    Bonds.........................................     28,720       38,284       31,942
    Common and preferred stocks...................     10,359        9,057        4,570
    Mortgage loans................................      1,737        1,012        1,253
    Real estate...................................        159          302          178
    Other investments.............................        768          398          316
                                                      --------     --------     --------
                                                       41,743       49,053       38,259
                                                      --------     --------     --------
  COST OF INVESTMENTS ACQUIRED
    Bonds.........................................     30,873       41,169       35,342
    Common and preferred stocks...................      9,642        9,848        4,463
    Mortgage loans................................      3,135        2,309        2,455
    Real estate...................................        268          202          125
    Other investments.............................        567          359          255
                                                      --------     --------     --------
                                                       44,485       53,887       42,640
                                                      --------     --------     --------
  NET INCREASE (DECREASE) IN SECURITIES LENDING
   AND OTHER......................................       (624)         440        1,617
                                                      --------     --------     --------
    NET CASH USED IN INVESTING ACTIVITIES.........     (3,366)      (4,394)      (2,764)
                                                      --------     --------     --------
NET INCREASE (DECREASE) IN CASH AND TEMPORARY
 INVESTMENTS......................................        703         (559)         587
CASH AND TEMPORARY INVESTMENTS, BEGINNING OF
 YEAR.............................................        572        1,131          544
                                                      --------     --------     --------
CASH AND TEMPORARY INVESTMENTS, END OF YEAR.......    $ 1,275      $   572      $ 1,131
                                                      --------     --------     --------
                                                      --------     --------     --------

   The accompanying notes are an integral part of these financial statements.

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 1998, 1997 AND 1996

1. PRINCIPAL ACCOUNTING POLICIES

The accompanying consolidated statutory financial statements include the accounts of The Northwestern Mutual Life Insurance Company ("Company") and its wholly-owned life insurance subsidiary, Northwestern Long Term Care Insurance Company ("Subsidiary"). The Company and its Subsidiary offer life, annuity, disability income and long term care products to the personal, business, estate and tax-qualified markets.

The consolidated financial statements have been prepared using accounting policies prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin ("statutory basis of accounting").

In 1998, the National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles, which will replace the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting. The NAIC is now considering amendments to the codification guidance that would also be effective upon its planned implementation effective January 1, 2001. It is expected that the Office of the Commissioner of Insurance of the State of Wisconsin ("OCI") will adopt the codification, but it is not known whether the OCI will make any changes to that guidance. The potential effect of the codification on the Company will depend upon the guidance adopted by the OCI.

Financial statements prepared on the statutory basis of accounting vary from financial statements prepared on the basis of Generally Accepted Accounting Principles ("GAAP") primarily because on a GAAP basis (1) policy acquisition costs are deferred and amortized, (2) investment valuations and insurance reserves are based on different assumptions, (3) funds received under deposit-type contracts are not reported as premium revenue, and (4) deferred taxes are provided for temporary differences between book and tax basis of certain assets and liabilities. The effects on the financial statements of the differences between the statutory basis of accounting and GAAP are material to the Company.

The preparation of financial statements in conformity with the statutory basis of accounting requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual future results could differ from these estimates.

INVESTMENTS

The Company's investments are valued on the following bases:

Bonds                           --   Amortized cost using the interest method; loan-backed and
                                     structured securities are amortized using estimated
                                     prepayment rates and, generally, the prospective adjustment method
Common and preferred stocks     --   Common stocks are carried at fair value, preferred stocks
                                     are generally carried at cost, and unconsolidated
                                     subsidiaries are recorded using the equity method
Mortgage loans                  --   Amortized cost
Real estate                     --   Lower of cost, less depreciation and encumbrances, or
                                     estimated net realizable value
Policy loans                    --   Unpaid principal balance, which approximates fair value
Other investments               --   Consists primarily of joint venture investments which are
                                     valued at equity in ventures' net assets
Cash and temporary investments  --   Amortized cost, which approximates fair value

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 1998, 1997 AND 1996

TEMPORARY INVESTMENTS

Temporary investments consist of debt securities that have maturities of one year or less at acquisition.

NET INVESTMENT INCOME

Net investment income includes interest and dividends received or due and accrued on debt securities and stocks, equity in unconsolidated subsidiaries' earnings and the Company's share of joint venture income. Net investment income is reduced by investment management expenses, real estate depreciation, depletion related to energy assets and costs associated with securities lending.

INTEREST MAINTENANCE RESERVE

The Company is required to maintain an interest maintenance reserve ("IMR"). The IMR is used to defer realized gains and losses, net of tax, on fixed income investments resulting from changes in interest rates. Net realized gains and losses deferred to the IMR are amortized into investment income over the approximate remaining term to maturity of the investment sold.

INVESTMENT RESERVES

The Company is required to maintain an asset valuation reserve ("AVR"). The AVR establishes a general reserve for invested asset valuation using a formula prescribed by state regulations. The AVR is designed to stabilize surplus against potential declines in the value of investments. In addition, the Company maintained a $200 million voluntary investment reserve at December 31, 1998 and 1997 to absorb potential investment losses exceeding those considered by the AVR formula. Increases or decreases in these investment reserves are recorded directly to surplus.

SEPARATE ACCOUNTS

Separate account assets and related policy liabilities represent the segregation of funds deposited by "variable" life insurance and annuity policyowners. Policyowners bear the investment performance risk associated with variable products. Separate account assets are invested at the direction of the policyowner in a variety of Company-managed mutual funds. Variable product policyowners also have the option to invest in a fixed interest rate annuity in the general account of the Company. Separate account assets are reported at fair value.

PREMIUM REVENUE AND OPERATING EXPENSES

Life insurance premiums are recognized as revenue at the beginning of each policy year. Annuity and disability income premiums are recognized when received by the Company. Operating expenses, including costs of acquiring new policies, are charged to operations as incurred.

OTHER INCOME

Other income includes considerations on supplementary contracts, ceded reinsurance expense allowances and miscellaneous policy charges.

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 1998, 1997 AND 1996

BENEFIT PAYMENTS TO POLICYOWNERS AND BENEFICIARIES

Benefit payments to policyowners and beneficiaries include death, surrender and disability benefits, matured endowments and supplementary contract payments.

RESERVES FOR POLICY BENEFITS

Reserves for policy benefits are determined using actuarial estimates based on mortality and morbidity experience tables and valuation interest rates prescribed by the Office of the Commissioner of Insurance of the State of Wisconsin. See Note 3.

POLICYOWNER DIVIDENDS

Almost all life insurance policies, and certain annuity and disability income policies, issued by the Company are participating. Annually, the Company's Board of Trustees approves dividends payable on participating policies in the following fiscal year, which are accrued and charged to operations when approved.

RECLASSIFICATION

Certain financial statement balances for 1997 and 1996 have been reclassified to conform to the current year presentation.

2. INVESTMENTS

DEBT SECURITIES

Debt securities consist of all bonds and fixed-maturity preferred stocks. The estimated fair values of debt securities are based upon quoted market prices, if available. For securities not actively traded, fair values are estimated using independent pricing services or internally developed pricing models. The Company records unrealized losses for debt securities considered impaired.

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 1998, 1997 AND 1996

Statement value, which principally represents amortized cost, and estimated fair value of the Company's debt securities at December 31, 1998 and 1997 were as follows:

                                                                RECONCILIATION TO ESTIMATED FAIR VALUE
                                                                ---------------------------------------
                                                                   GROSS          GROSS       ESTIMATED
                                                    STATEMENT    UNREALIZED     UNREALIZED      FAIR
DECEMBER 31, 1998                                     VALUE     APPRECIATION   DEPRECIATION     VALUE
--------------------------------------------------  ---------   ------------   ------------   ---------
                                                                       (IN MILLIONS)
US Government and political obligations...........  $ 3,904       $  461          $ (11)      $ 4,354
Mortgage-backed securities........................    7,357          280            (15)        7,622
Corporate and other debt securities...............   23,627        1,240           (382)       24,485
                                                    ---------   ------------     ------       ---------
                                                     34,888        1,981           (408)       36,461
Preferred stocks..................................      189            4             (1)          192
                                                    ---------   ------------     ------       ---------
Total.............................................  $35,077       $1,985          $(409)      $36,653
                                                    ---------   ------------     ------       ---------
                                                    ---------   ------------     ------       ---------


                                                                RECONCILIATION TO ESTIMATED FAIR VALUE
                                                                ---------------------------------------
                                                                   GROSS          GROSS       ESTIMATED
                                                    STATEMENT    UNREALIZED     UNREALIZED      FAIR
DECEMBER 31, 1997                                     VALUE     APPRECIATION   DEPRECIATION     VALUE
--------------------------------------------------  ---------   ------------   ------------   ---------
                                                                       (IN MILLIONS)
US Government and political obligations...........  $ 3,695       $  336          $  (3)      $ 4,028
Mortgage-backed securities........................    7,015          264             (4)        7,275
Corporate and other debt securities...............   21,649        1,098           (208)       22,539
                                                    ---------   ------------     ------       ---------
                                                     32,359        1,698           (215)       33,842
Preferred stocks..................................      167            4             (2)          169
                                                    ---------   ------------     ------       ---------
Total.............................................  $32,526       $1,702          $(217)      $34,011
                                                    ---------   ------------     ------       ---------
                                                    ---------   ------------     ------       ---------

The statement value of debt securities by contractual maturity at December 31, 1998 and 1997 is shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                    DECEMBER 31,   DECEMBER 31,
                                                        1998           1997
                                                    ------------   ------------
                                                           (IN MILLIONS)
Due in one year or less...........................    $   655        $   605
Due after one year through five years.............      5,031          4,878
Due after five years through ten years............     10,286          9,760
Due after ten years...............................     11,748         10,268
                                                    ------------   ------------
                                                       27,720         25,511
Mortgage-backed securities........................      7,357          7,015
                                                    ------------   ------------
                                                      $35,077        $32,526
                                                    ------------   ------------
                                                    ------------   ------------

STOCKS

The estimated fair values of common and perpetual preferred stocks are based upon quoted market prices, if available. For securities not actively traded, fair values are estimated using independent pricing services or internally developed pricing models.

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 1998, 1997 AND 1996

The adjusted cost of common and preferred stock held by the Company at December 31, 1998 and 1997 was $4.8 billion and $5.0 billion, respectively.

MORTGAGE LOANS AND REAL ESTATE

Mortgage loans are collateralized by properties located throughout the United States and Canada. The Company attempts to minimize mortgage loan investment risk by diversification of geographic locations and types of collateral properties.

The fair value of mortgage loans as of December 31, 1998 and 1997 was approximately $12.9 billion and $11.5 billion, respectively. The fair value of the mortgage loan portfolio is estimated by discounting the future estimated cash flows using current interest rates of debt securities with similar credit risk and maturities, or utilizing net realizable values.

At December 31, 1998 and 1997, real estate includes $61 million acquired through foreclosure at each date and $120 million and $124 million, respectively, of home office real estate. In 1998, 1997 and 1996, the Company recorded unrealized losses of $5 million, $2 million and $43 million, respectively, for the excess of statement value over fair value of certain real estate investments and mortgage loans.

REALIZED GAINS AND LOSSES

Realized investment gains and losses for the years ended December 31, 1998, 1997 and 1996 were as follows:

                                      FOR THE YEAR ENDED               FOR THE YEAR ENDED               FOR THE YEAR ENDED
                                      DECEMBER 31, 1998                DECEMBER 31, 1997                DECEMBER 31, 1996
                                ------------------------------   ------------------------------   ------------------------------
                                                        NET                              NET                              NET
                                                      REALIZED                         REALIZED                         REALIZED
                                REALIZED   REALIZED    GAINS     REALIZED   REALIZED    GAINS     REALIZED   REALIZED    GAINS
                                 GAINS      LOSSES    (LOSSES)    GAINS      LOSSES    (LOSSES)    GAINS      LOSSES    (LOSSES)
                                --------   --------   --------   --------   --------   --------   --------   --------   --------
                                                                         (IN MILLIONS)
Bonds.........................  $   514     $ (231)    $  283    $   518     $ (269)    $ 249     $   396     $ (383)    $   13
Common and preferred stocks...      885       (240)       645        533       (150)      383         580       (115)       465
Mortgage loans................       18        (11)         7         14        (14)        -           2        (15)       (13)
Real estate...................       41          -         41        100         (2)       98          36          -         36
Other investments.............      330       (267)        63        338       (105)      233         204        (51)       153
                                --------   --------   --------   --------   --------   --------   --------   --------   --------
                                  1,788       (749)     1,039      1,503       (540)      963       1,218       (564)       654
                                --------   --------   --------   --------   --------   --------   --------   --------   --------
Less: Capital gains taxes.....                            358                             340                               224
Less: IMR deferrals...........                            197                             209                                35
                                                      --------                         --------                         --------
Net realized capital gains....                         $  484                           $ 414                            $  395
                                                      --------                         --------                         --------
                                                      --------                         --------                         --------

SECURITIES LENDING

The Company has entered into a securities lending agreement whereby certain securities are loaned to third parties, primarily major brokerage firms. The Company's policy requires a minimum of 102 percent of the fair value of the loaned securities as collateral, calculated on a daily basis in the form of either cash or securities. Collateral assets received and related liability due to counterparties of $1.5 billion are included in the consolidated

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 1998, 1997 AND 1996

statements of financial position for each of the periods ended at December 31, 1998 and 1997, and approximate the statement value of securities loaned at those dates.

INVESTMENT IN MGIC

The Company owns 11.0% (11.9 million shares) of the outstanding common stock of MGIC Investment Corporation ("MGIC"). This investment is accounted for using the equity method. At December 31, 1998 and 1997, the fair value of the Company's investment in MGIC exceeded the statement value of $180 million and $273 million, respectively, by $296 million and $768 million, respectively.

In July 1995, the Company entered into a forward contract with a brokerage firm to deliver 8.9 million to 10.7 million shares of MGIC (or cash in an amount equal to the market value of the MGIC shares at contract maturity) in August, 1998, in exchange for a fixed cash payment of $247 million ($24 per share). The Company's objective in entering into the forward contract was to hedge against depreciation in the value of its MGIC holdings during the contract period below the initial spot price of $24, while partially participating in appreciation, if any, during the forward contract's duration. In August 1998, the Company delivered 8.9 million shares to settle the forward contract. In conjunction with the settlement, the Company recorded a $114 million realized gain.

DERIVATIVE FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions to reduce its exposure to fluctuations in interest rates, foreign currency exchange rates and market volatility. These hedging strategies include the use of forwards, futures, options and swaps.

The Company held the following positions for hedging purposes at December 31, 1998 and 1997:

DERIVATIVE FINANCIAL INSTRUMENT                           NOTIONAL AMOUNTS                              RISKS REDUCED
---------------------------------------------  ---------------------------------------    ----------------------------------------
                                                            (IN MILLIONS)
                                                  DECEMBER 31,          DECEMBER 31,
                                                      1998                  1997
                                               ------------------   ------------------
Foreign Currency Forward                                                                  Currency exposure on foreign-denominated
 Contracts...................................         $601                 $564           investments.
Common Stock Futures.........................          657                  327           Stock market price fluctuation.
Bond Futures.................................          379                   95           Bond market price fluctuation.
Options to acquire Interest Rate                                                          Interest rates payable on certain annuity
 Swaps.......................................          419                  530           and insurance contracts.
Foreign Currency and Interest Rate                                                        Interest rates on variable rate notes and
 Swaps.......................................           94                  209           currency exposure on foreign-denominated
                                                                                          bonds.

The notional or contractual amounts of derivative financial instruments are used to denominate these types of transactions and do not represent the amounts exchanged between the parties.

In addition to the use of derivatives for hedging purposes, equity swaps were held for investment purposes during 1997 and 1998. The notional amount of equity swaps outstanding at December 31, 1998 and 1997 was $188 million and $143 million, respectively.

Foreign currency forwards, foreign currency swaps, stock futures and equity swaps are reported at fair value. Resulting gains and losses on these contracts are unrealized until expiration of the contract. There is no statement

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 1998, 1997 AND 1996

value reported for interest rate swaps, bond futures and options to acquire interest rate swaps prior to the settlement of the contract, at which time realized gains and losses are deferred to IMR. Changes in the value of derivative instruments are expected to offset gains and losses on the hedged investments. During 1998, net realized and unrealized gains on investments were partially offset by net realized losses of $104 million and net unrealized losses of $58 million on derivative instruments. The effect of derivative instruments in 1997 and 1996 was not material to the Company's results of operations.

3. RESERVES FOR POLICY BENEFITS

Life insurance reserves on substantially all policies issued since 1978 are based on the Commissioner's Reserve Valuation Method with interest rates ranging from 3 1/2% to 5 1/2%. Other life policy reserves are primarily based on the net level premium method employing various mortality tables at interest rates ranging from 2% to 4 1/2%.

Deferred annuity reserves on contracts issued since 1985 are valued primarily using the Commissioner's Annuity Reserve Valuation Method with interest rates ranging from 3 1/2% to 6 1/4%. Other deferred annuity reserves are based on contract value. Immediate annuity reserves are based on present values of expected benefit payments at interest rates ranging from 3 1/2% to 7 1/2%.

Active life reserves for disability income ("DI") policies issued since 1987 are primarily based on the two-year preliminary term method using a 4% interest rate and the 1985 Commissioner's Individual Disability Table A ("CIDA") for morbidity. Active life reserves for prior DI policies are based on the net level premium method, a 3% to 4% interest rate and the 1964 Commissioner's Disability Table for morbidity. Disabled life reserves for DI policies are based on the present values of expected benefit payments primarily using the 1985 CIDA (modified for Company experience in the first two years of disability) with interest rates ranging from 3% to 5 1/2%.

Use of these actuarial tables and methods involves estimation of future mortality and morbidity based on past experience. Actual future experience could differ from these estimates.

4. EMPLOYEE AND AGENT BENEFIT PLANS

The Company sponsors noncontributory defined benefit retirement plans for all eligible employees and agents. The expense associated with these plans is generally recorded by the Company in the period contributions to the plans are funded. As of January 1, 1998, the most recent actuarial valuation date available, the qualified defined benefit plans were fully funded. The Company recorded a liability of $98 million and $87 million for nonqualified defined benefit plans at December 31, 1998 and 1997, respectively. In addition, the Company has a contributory 401(k) plan for eligible employees and a noncontributory defined contribution plan for all full-time agents. The Company's contributions are expensed in the period contributions are made to the plans. The Company recorded $29 million, $27 million and $25 million of total expense related to its defined benefit and defined contribution plans for the years ended December 31, 1998, 1997 and 1996, respectively. The defined benefit and defined contribution plans' assets of $1.9 billion and $1.7 billion at December 31, 1998 and 1997, respectively, were primarily invested in the separate accounts of the Company.

In addition to pension and retirement benefits, the Company provides certain health care and life insurance benefits ("postretirement benefits") for retired employees. Substantially all employees may become eligible for these benefits if they reach retirement age while working for the Company. Postretirement benefit costs for the years ended December 31, 1998, 1997 and 1996 were a net expense (benefit) of $1.8 million, ($1.3) million and

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 1998, 1997 AND 1996

($12.0) million, respectively. Net benefits were primarily a result of favorable differences between actuarial assumptions and actual experience.

                                      DECEMBER 31,          DECEMBER 31,
                                          1998                  1997
                                  --------------------  --------------------
Unfunded postretirement
 benefit obligation for
 retirees and other fully
 eligible employees (Accrued
 in statement of financial
 position)......................  $35 million           $34 million
Estimated postretirement
 benefit obligation for active
 non-vested employees (Not
 accrued until employee
 vests).........................  $56 million           $50 million
Discount rate...................  7%                    7%
Health care cost trend rate.....  10% to an ultimate    10% to an ultimate
                                  5%, declining 1% for  5%, declining 1% for
                                  5 years               5 years

If the health care cost trend rate assumptions were increased by 1%, the accrued postretirement benefit obligation as of December 31, 1998 and 1997 would have been increased by $5 million and $4 million, respectively.

At December 31, 1998 and 1997, the recorded postretirement benefit obligation was reduced by $23 million and $20 million, respectively, for assets funded for postretirement health care benefits.

5. REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding to reinsurers under excess coverage and coinsurance contracts. The Company retains a maximum of $25 million of coverage per individual life and $35 million maximum of coverage per joint life. The Company has an excess reinsurance contract for disability income policies with retention limits varying based upon on coverage type.

The amounts shown in the accompanying consolidated financial statements are net of reinsurance. Policy benefit reserves at December 31, 1998 and 1997 were reported net of ceded reserves of $518 million and $435 million, respectively. The effect of reinsurance on premiums and benefits for the years ended December 31, 1998, 1997 and 1996 was as follows:

                                                     1998      1997      1996
                                                    -------   -------   -------
                                                           (IN MILLIONS)
Direct premiums...................................  $8,426    $7,647    $7,064
Premiums ceded....................................    (405)     (353)     (397)
                                                    -------   -------   -------
Net premium revenue...............................  $8,021    $7,294    $6,667
                                                    -------   -------   -------
                                                    -------   -------   -------
Benefits to policyowners and beneficiaries........  $8,869    $8,057    $7,348
Benefits ceded....................................    (182)     (136)     (147)
                                                    -------   -------   -------
Net benefits to policyowners and beneficiaries....  $8,687    $7,921    $7,201
                                                    -------   -------   -------
                                                    -------   -------   -------

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 1998, 1997 AND 1996

In addition, the Company received $121 million, $115 million and $93 million for the years ended December 31, 1998, 1997 and 1996, respectively, from reinsurers representing allowances for reimbursement of commissions and other expenses. These amounts are included in other income in the consolidated statement of operations.

Reinsurance contracts do not relieve the Company from its obligations to policyowners. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

6. INCOME TAXES

Provisions for income taxes are based on current income tax payable without recognition of deferred taxes. The Company files a consolidated life-nonlife federal income tax return. Federal income tax returns for years through 1988 are closed as to further assessment of tax. Adequate provision has been made in the financial statements for any additional taxes which may become due with respect to the open years.

The Company's effective tax rate on gains from operations before taxes for the years ended December 31, 1998, 1997 and 1996 was 48%, 56%, and 67% respectively. The Company's effective tax rate exceeds the federal corporate rate of 35% primarily because, (1) the Company pays a tax that is assessed only on the surplus of mutual life insurance companies ("equity tax"), and (2) the Company must capitalize and amortize (as opposed to immediately deducting) an amount deemed to represent the cost of acquiring new business ("DAC tax").

7. ACQUISITION OF FRANK RUSSELL COMPANY

Pursuant to an Agreement and Plan of Merger, dated as of August 10, 1998, the Company acquired Frank Russell Company effective January 1, 1999 for a purchase price of approximately $950 million. Frank Russell is a leading investment management and consulting firm, providing investment advice, analytical tools and investment vehicles to institutional and individual investors in more than 30 countries.

In connection with its acquisition of Frank Russell Company, the Company will be required in 1999 to charge-off directly from surplus approximately $341 million, which represents the amount of acquisition goodwill less 10% of the Company's surplus at December 31, 1998. In addition, the Company will request permission from the OCI to charge-off the remaining $474 million of acquisition goodwill in 1999 and currently intends to do so.

In connection with the acquisition, the Company has unconditionally guaranteed certain debt obligations of Frank Russell Company, including $350 million of senior notes and up to $150 million of other credit facilities.

8. CONTINGENCIES

The Company has guaranteed certain obligations of its affiliates. These guarantees totaled approximately $133 million at December 31, 1998 and are generally supported by the underlying net asset values of the affiliates.

In addition, the Company routinely makes commitments to fund mortgage loans or other investments in the normal course of business. These commitments aggregated to $2.1 billion at December 31, 1998 and were extended at market interest rates and terms.

The Company is engaged in various legal actions in the normal course of its investment and insurance operations. In the opinion of management, any losses resulting from such actions would not have a material effect on the Company's financial position.

                    [PRICEWATERHOUSECOOPERS LETTERHEAD]

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Policyowners of The Northwestern Mutual Life Insurance Company

We have audited the accompanying consolidated statement of financial position of The Northwestern Mutual Life Insurance Company and its subsidiary as of December 31, 1998 and 1997, and the related consolidated statements of operations, of changes in surplus and of cash flows for each of the three years in the period ended December 31, 1998. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1, these consolidated financial statements were prepared in conformity with accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (statutory basis of accounting), which practices differ from generally accepted accounting principles. Accordingly, the consolidated financial statements are not intended to represent a presentation in accordance with generally accepted accounting principles. The effects on the consolidated financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, the consolidated financial statements audited by us (1) do not present fairly in conformity with generally accepted accounting principles, the financial position of The Northwestern Mutual Life Insurance Company and its subsidiary at December 31, 1998 and 1997, or the results of their operations or their cash flows for each of the three years in the period ended December 31, 1998 because of the effects of the variances between the statutory basis of accounting and generally accepted accounting principles referred to in the preceding paragraph and (2) do present fairly, in all material respects, the financial position of The Northwestern Mutual Life Insurance Company and its subsidiary at December 31, 1998 and 1997 and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1998, on the basis of accounting described in Note 1.

[SIGNATURE]

January 25, 1999

APPENDIX A


ILLUSTRATIONS OF DEATH BENEFITS, POLICY VALUES CASH VALUES AND ACCUMULATED PREMIUMS. The tables on the following pages illustrate how the death benefit, Policy Value and cash value for a Policy would vary over time based on hypothetical investment results. The tables assume gross investment return rates of 0%, 6% and 12% on assets of the Account. The Policies illustrated are for a male and female, both select risks, age 55, with a Specified Amount of $1,000,000 and annual premium of $20,000. The first four illustrations, on pages 40-43, are for death benefit Option A, based on both current charges and Guaranteed Charges, using 1) the Guideline Premium/Cash Value Corridor Test, and
2) the Cash Value Accumulation Test for the definition of life insurance. The next four illustrations are for Policies with death benefit Option B.


The death benefits and cash values would be different from those shown if the gross investment return rate averaged 0%, 6% or 12%, but fluctuated over and under the average rate at various points in time. The values would also be different, depending on the Account divisions selected by the owner of the Policy, if the Portfolios or Funds return rate averaged 0%, 6% or 12%, but the rates for each individual Portfolio or Fund varied over and under the average.


The amounts shown as the death benefits, Policy Values and cash values reflect the deductions from premiums and deductions from Policy Value. The amounts shown as the cash values reflect surrender charges. The amounts shown also reflect the average of the investment advisory fees and other expenses applicable to each of the nine Portfolios which were in operation during 1998 at the annual rate of .44% of the Portfolios' net assets. See "The Funds", p. 4. Thus the 0%, 6% and 12% gross hypothetical return rates on the Fund's assets are equivalent to the net rates of -.44%, 5.56% and 11.56% on the assets of the Account.


The second column of each table shows the amount which would accumulate if an amount equal to the annual premium were invested to earn interest, after taxes, at a 5% interest rate compounded annually.


The death benefits and corresponding Policy Values and cash values shown on pages 40, 42, 44 and 46 illustrate benefits which would be paid if investment returns of 0%, 6% and 12% are realized, and if mortality and expense experience in the future is as currently experienced. HOWEVER, CURRENT MONTHLY COST OF INSURANCE AND EXPENSE CHARGES MAY CHANGE SUBJECT TO THE STATED MAXIMUM CHARGES.


A comparable illustration based on the issue age, sex and risk classification of the proposed insured persons and proposed Specified Amount, death benefit option and premium is available upon request.

            FLEXIBLE PREMIUM VARIABLE JOINT LIFE INSURANCE POLICY


SPECIFIED AMOUNT:                            $1,000,000 DEATH BENEFIT OPTION:  A
MALE SELECT CLASS ISSUE AGE 55                  FEMALE SELECT CLASS ISSUE AGE 55
ANNUAL PREMIUM: $20,000             GUIDELINE PREMIUM / CASH VALUE CORRIDOR TEST


                                    CURRENT CHARGES


                                                                     DEATH BENEFIT
                                                 -------------------------------------------------------
                                                 ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN Of
  END OF             PREMIUM ACCUMULATED         -------------------------------------------------------
POLICY YEAR        AT 5% INTEREST PER YEAR              0%                  6%                 12%
-----------        -----------------------       ----------------    ----------------   ----------------
     1                      21,000                   1,000,000            1,000,000         1,000,000
     2                      43,050                   1,000,000            1,000,000         1,000,000
     3                      66,203                   1,000,000            1,000,000         1,000,000
     4                      90,513                   1,000,000            1,000,000         1,000,000
     5                     116,038                   1,000,000            1,000,000         1,000,000
     6                     142,840                   1,000,000            1,000,000         1,000,000
     7                     170,982                   1,000,000            1,000,000         1,000,000
     8                     200,531                   1,000,000            1,000,000         1,000,000
     9                     231,558                   1,000,000            1,000,000         1,000,000
     10                    264,136                   1,000,000            1,000,000         1,000,000
     15                    453,150                   1,000,000            1,000,000         1,000,000
     20                    694,385                   1,000,000            1,000,000         1,264,655
     25                  1,002,269                   1,000,000            1,000,000         2,227,348
     30                  1,395,216                   1,000,000            1,227,284         3,869,473
     35                  1,896,726                   1,000,000            1,655,888         6,547,812


                         POLICY VALUE                     CASH VALUE
                -----------------------------    -----------------------------
                 ASSUMING HYPOTHETICAL GROSS      ASSUMING HYPOTHETICAL GROSS
                 ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF
 END OF         -----------------------------    -----------------------------
POLICY YEAR        0%        6%        12%          0%        6%        12%
-----------     -------  ---------  ---------    -------  ---------  ---------
    1            15,559     16,562     17,567      6,269      7,272      8,277
    2            30,977     33,963     37,073     22,719     25,705     28,815
    3            46,253     52,244     58,731     39,027     45,019     51,505
    4            61,386     71,448     82,776     55,192     65,254     76,583
    5            76,372     91,616    109,468     71,211     86,455    104,307
    6            91,208    112,791    139,095     87,079    108,662    134,966
    7           105,886    135,018    171,973    102,790    131,921    168,876
    8           120,400    158,341    208,455    118,335    156,277    206,390
    9           134,740    182,809    248,933    133,707    181,776    247,900
   10           148,901    208,472    293,846    148,901    208,472    293,846
   15           231,166    373,755    624,203    231,166    373,755    624,203
   20           302,557    580,331  1,181,921    302,557    580,331  1,181,921
   25           344,509    836,140  2,121,284    344,509    836,140  2,121,284
   30           313,594  1,168,841  3,685,213    313,594  1,168,841  3,685,213
   35            76,836  1,577,036  6,236,011     76,836  1,577,036  6,236,011


ALL PREMIUM PAYMENTS ARE ILLUSTRATED AS IF MADE AT THE BEGINNING OF THE POLICY YEAR. ASSUMES NO POLICY LOAN OR WITHDRAWAL HAS BEEN MADE.


IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE DIFFERENT RATES OF RETURN OF THE VARIABLE ACCOUNT.


THE DEATH BENEFIT, POLICY VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES THAN SHOWN. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER A PERIOD OF TIME.

                 FLEXIBLE PREMIUM VARIABLE JOINT LIFE INSURANCE POLICY


SPECIFIED AMOUNT: $1,000,000                           DEATH BENEFIT OPTION:  A
MALE SELECT CLASS ISSUE AGE 55                 FEMALE SELECT CLASS ISSUE AGE 55
ANNUAL PREMIUM: $20,000            GUIDELINE PREMIUM / CASH VALUE CORRIDOR TEST


                               GUARANTEED CHARGES


                                                                     DEATH BENEFIT
                                                 -------------------------------------------------------
                                                 ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF
  END OF             PREMIUM ACCUMULATED         -------------------------------------------------------
POLICY YEAR        AT 5% INTEREST PER YEAR              0%                  6%                 12%
-----------        -----------------------       ----------------    ----------------   ----------------
     1                      21,000                    1,000,000          1,000,000          1,000,000
     2                      43,050                    1,000,000          1,000,000          1,000,000
     3                      66,203                    1,000,000          1,000,000          1,000,000
     4                      90,513                    1,000,000          1,000,000          1,000,000
     5                     116,038                    1,000,000          1,000,000          1,000,000
     6                     142,840                    1,000,000          1,000,000          1,000,000
     7                     170,982                    1,000,000          1,000,000          1,000,000
     8                     200,531                    1,000,000          1,000,000          1,000,000
     9                     231,558                    1,000,000          1,000,000          1,000,000
     10                    264,136                    1,000,000          1,000,000          1,000,000
     15                    453,150                    1,000,000          1,000,000          1,000,000
     20                    694,385                    1,000,000          1,000,000          1,112,772
     25                  1,002,269                    1,000,000          1,000,000          1,923,223
     30                  1,395,216                           0*          1,000,000          3,256,661
     35                  1,896,726                           0*          1,035,843          5,339,081


                         POLICY VALUE                     CASH VALUE
                -----------------------------    -----------------------------
                 ASSUMING HYPOTHETICAL GROSS      ASSUMING HYPOTHETICAL GROSS
                 ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF
 END OF         -----------------------------    -----------------------------
POLICY YEAR        0%        6%        12%          0%        6%        12%
-----------     -------  ---------  ---------    -------  ---------  ---------
     1           15,415    16,411      17,409      6,125     7,121       8,119
     2           30,518    33,470      36,544     22,260    25,213      28,287
     3           45,292    51,186      57,567     38,066    43,960      50,341
     4           59,720    69,566      80,655     53,526    63,373      74,461
     5           73,779    88,618     106,004     68,618    83,457     100,843
     6           87,443   108,341     133,827     83,314   104,212     129,698
     7          100,675   128,731     164,354     97,578   125,634     161,257
     8          113,427   149,769     197,834    111,363   147,704     195,769
     9          125,634   171,422     234,532    124,601   170,390     233,500
     10         137,215   193,649     274,744    137,215   193,649     274,744
     15         197,552   329,252     562,976    197,552   329,252     562,976
     20         223,262   476,132   1,039,974    223,262   476,132   1,039,974
     25         170,148   623,319   1,831,641    170,148   623,319   1,831,641
     30              0*   774,230   3,101,582         0*   774,230   3,101,582
     35              0*   986,518   5,084,839         0*   986,518   5,084,839


*Additional payment will be required to prevent policy termination.


ALL PREMIUM PAYMENTS ARE ILLUSTRATED AS IF MADE AT THE BEGINNING OF THE POLICY YEAR. ASSUMES NO POLICY LOAN OR WITHDRAWAL HAS BEEN MADE.


IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE DIFFERENT RATES OF RETURN OF THE VARIABLE ACCOUNT.


THE DEATH BENEFIT, POLICY VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES THAN SHOWN. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER A PERIOD OF TIME.

             FLEXIBLE PREMIUM VARIABLE JOINT LIFE INSURANCE POLICY



SPECIFIED AMOUNT:  $1,000,000                          DEATH BENEFIT OPTION:  A
MALE SELECT CLASS ISSUE AGE 55                 FEMALE SELECT CLASS ISSUE AGE 55
ANNUAL PREMIUM:  $20,000                          CASH VALUE  ACCUMULATION TEST



                               CURRENT CHARGES




                                                                     DEATH BENEFIT
                                                 -------------------------------------------------------
                                                 ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF
   END OF           PREMIUM ACCUMULATED          -------------------------------------------------------
POLICY YEAR       AT 5% INTEREST PER YEAR              0%                   6%                  12%
-----------       -----------------------          ---------            ---------            ---------
     1                     21,000                  1,000,000            1,000,000            1,000,000
     2                     43,050                  1,000,000            1,000,000            1,000,000
     3                     66,203                  1,000,000            1,000,000            1,000,000
     4                     90,513                  1,000,000            1,000,000            1,000,000
     5                    116,038                  1,000,000            1,000,000            1,000,000
     6                    142,840                  1,000,000            1,000,000            1,000,000
     7                    170,982                  1,000,000            1,000,000            1,000,000
     8                    200,531                  1,000,000            1,000,000            1,000,000
     9                    231,558                  1,000,000            1,000,000            1,000,000
    10                    264,136                  1,000,000            1,000,000            1,000,000
    15                    453,150                  1,000,000            1,000,000            1,154,320
    20                    694,385                  1,000,000            1,000,000            1,855,395
    25                  1,002,269                  1,000,000            1,155,054            2,862,875
    30                  1,395,216                  1,000,000            1,407,840            4,324,979
    35                  1,896,726                  1,000,000            1,674,468            6,435,136



                             POLICY VALUE                                  CASH VALUE
                  --------------------------------------        -------------------------------------
                       ASSUMING HYPOTHETICAL GROSS              ASSUMING HYPOTHETICAL GROSS ANNUAL
                       ANNUAL INVESTMENT RETURN OF                    INVESTMENT RETURN OF
  END OF          --------------------------------------        -------------------------------------
POLICY YEAR           0%            6%             12%              0%            6%            12%
-----------       --------      ---------      ---------        -------      ---------      ---------
    1               15,559         16,562         17,567          6,269          7,272          8,277
    2               30,977         33,963         37,073         22,719         25,705         28,815
    3               46,253         52,244         58,731         39,027         45,019         51,505
    4               61,386         71,448         82,776         55,192         65,254         76,583
    5               76,372         91,616        109,468         71,211         86,455        104,307
    6               91,208        112,791        139,095         87,079        108,662        134,966
    7              105,886        135,018        171,973        102,790        131,921        168,876
    8              120,400        158,341        208,455        118,335        156,277        206,390
    9              134,740        182,809        248,933        133,707        181,776        247,900
   10              148,901        208,472        293,846        148,901        208,472        293,846
   15              231,166        373,755        624,095        231,166        373,755        624,095
   20              302,557        580,331      1,173,890        302,557        580,331      1,173,890
   25              344,509        832,297      2,062,902        344,509        832,297      2,062,902
   30              313,594      1,121,570      3,445,538        313,594      1,121,570      3,445,538
   35               76,836      1,431,502      5,501,398         76,836      1,431,502      5,501,398



ALL PREMIUM PAYMENTS ARE ILLUSTRATED AS IF MADE AT THE BEGINNING OF THE POLICY YEAR. ASSUMES NO POLICY LOAN OR WITHDRAWAL HAS BEEN MADE.



IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE DIFFERENT RATES OF RETURN OF THE VARIABLE ACCOUNT.



THE DEATH BENEFIT, POLICY VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES THAN SHOWN. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER A PERIOD OF TIME.

            FLEXIBLE PREMIUM VARIABLE JOINT LIFE INSURANCE POLICY



SPECIFIED AMOUNT:  $1,000,000                          DEATH BENEFIT OPTION:  A
MALE SELECT CLASS ISSUE AGE 55                 FEMALE SELECT CLASS ISSUE AGE 55
ANNUAL PREMIUM:  $20,000                          CASH VALUE  ACCUMULATION TEST



                               GUARANTEED CHARGES




                                                                  DEATH BENEFIT
                                                   --------------------------------------------
                                                            ASSUMING HYPOTHETICAL GROSS
                                                            ANNUAL INVESTMENT RETURN OF
  END OF            PREMIUM ACCUMULATED            ---------------------------------------------
POLICY YEAR        AT 5% INTEREST PER YEAR             0%                6%               12%
-----------        -----------------------         ---------         ---------         ---------
     1                       21,000                1,000,000         1,000,000         1,000,000
     2                       43,050                1,000,000         1,000,000         1,000,000
     3                       66,203                1,000,000         1,000,000         1,000,000
     4                       90,513                1,000,000         1,000,000         1,000,000
     5                      116,038                1,000,000         1,000,000         1,000,000
     6                      142,840                1,000,000         1,000,000         1,000,000
     7                      170,982                1,000,000         1,000,000         1,000,000
     8                      200,531                1,000,000         1,000,000         1,000,000
     9                      231,558                1,000,000         1,000,000         1,000,000
    10                      264,136                1,000,000         1,000,000         1,000,000
    15                      453,150                1,000,000         1,000,000         1,041,180
    20                      694,385                1,000,000         1,000,000         1,600,879
    25                    1,002,269                1,000,000         1,000,000         2,323,574
    30                    1,395,216                       0*         1,000,000         3,272,982
    35                    1,896,726                       0*         1,105,077         4,539,179




                               POLICY VALUE                                   CASH VALUE
                  ----------------------------------------      --------------------------------------
                           ASSUMING HYPOTHETICAL                     ASSUMING HYPOTHETICAL GROSS
                     GROSS ANNUAL INVESTMENT RETURN OF               ANNUAL INVESTMENT RETURN OF
  END OF          ----------------------------------------      --------------------------------------
POLICY YEAR           0%             6%            12%             0%             6%            12%
-----------       ----------      --------      ----------      --------        -------       --------
     1               15,415         16,411         17,409          6,125          7,121          8,119
     2               30,518         33,470         36,544         22,260         25,213         28,287
     3               45,292         51,186         57,567         38,066         43,960         50,341
     4               59,720         69,566         80,655         53,526         63,373         74,461
     5               73,779         88,618        106,004         68,618         83,457        100,843
     6               87,443        108,341        133,827         83,314        104,212        129,698
     7              100,675        128,731        164,354         97,578        125,634        161,257
     8              113,427        149,769        197,834        111,363        147,704        195,769
     9              125,664        171,422        234,532        124,601        170,390        233,500
    10              137,215        193,649        274,744        137,215        193,649        274,744
    15              197,552        329,252        562,924        197,552        329,252        562,924
    20              223,262        476,132      1,012,860        223,262        476,132      1,012,860
    25              170,148        623,319      1,674,298        170,148        623,319      1,674,298
    30                   0*        774,230      2,607,454             0*        774,230      2,607,454
    35                   0*        944,730      3,880,544             0*        944,730      3,880,544



*Additional payment will be required to prevent policy termination.



ALL PREMIUM PAYMENTS ARE ILLUSTRATED AS IF MADE AT THE BEGINNING OF THE POLICY YEAR. ASSUMES NO POLICY LOAN OR WITHDRAWAL HAS BEEN MADE.



IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE DIFFERENT RATES OF RETURN OF THE VARIABLE ACCOUNT.



THE DEATH BENEFIT, POLICY VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES THAN SHOWN. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER A PERIOD OF TIME.

               FLEXIBLE PREMIUM VARIABLE JOINT LIFE INSURANCE POLICY


SPECIFIED AMOUNT:  $1,000,000                          DEATH BENEFIT OPTION:  B
MALE SELECT CLASS ISSUE AGE 55                  FEMALE SELECT CLASS ISSUE AGE 55
ANNUAL PREMIUM:  $20,000            GUIDELINE PREMIUM / CASH VALUE CORRIDOR TEST



                                CURRENT CHARGES


                                                                     DEATH BENEFIT
                                                 -------------------------------------------------------
                                                 ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF
  END OF             PREMIUM ACCUMULATED         -------------------------------------------------------
POLICY YEAR        AT 5% INTEREST PER YEAR              0%                  6%                 12%
-----------        -----------------------       ----------------    ----------------   ----------------

     1                       21,000                  1,015,559           1,016,562          1,017,567
     2                       43,050                  1,030,976           1,033,963          1,037,072
     3                       66,203                  1,046,252           1,052,244          1,058,730
     4                       90,513                  1,061,384           1,071,446          1,082,774
     5                      116,038                  1,076,368           1,091,611          1,109,462
     6                      142,840                  1,091,199           1,112,780          1,139,081
     7                      170,982                  1,105,869           1,134,995          1,171,943
     8                      200,531                  1,120,367           1,158,297          1,208,396
     9                      231,558                  1,134,683           1,182,730          1,248,823
     10                     264,136                  1,148,809           1,208,339          1,293,653
     15                     453,150                  1,230,410           1,372,465          1,621,957
     20                     694,385                  1,297,905           1,570,925          2,163,304
     25                   1,002,269                  1,321,348           1,778,717          3,025,399
     30                   1,395,216                  1,234,631           1,921,017          4,341,928
     35                   1,896,726                         0*           1,830,579          6,258,581



                         POLICY VALUE                     CASH VALUE
                -----------------------------    -----------------------------
                 ASSUMING HYPOTHETICAL GROSS      ASSUMING HYPOTHETICAL GROSS
                 ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF
 END OF         -----------------------------    -----------------------------
POLICY YEAR        0%        6%        12%          0%        6%        12%
-----------     -------  ---------  ---------    -------  ---------  ---------
    1            15,559    16,562      17,567      6,269     7,272       8,277
    2            30,976    33,963      37,072     22,719    25,705      28,815
    3            46,252    52,244      58,730     39,026    45,018      51,504
    4            61,384    71,446      82,774     55,191    65,252      76,580
    5            76,368    91,611     109,462     71,207    86,449     104,301
    6            91,199   112,780     139,081     87,070   108,651     134,952
    7           105,869   134,995     171,943    102,772   131,898     168,846
    8           120,367   158,297     208,396    118,303   156,233     206,331
    9           134,683   182,730     248,823    133,651   181,698     247,791
    10          148,809   208,339     293,653    148,809   208,339     293,653
    15          230,410   372,465     621,957    230,410   372,465     621,957
    20          297,905   570,925   1,163,304    297,905   570,925   1,163,304
    25          321,348   778,717   2,025,399    321,348   778,717   2,025,399
    30          234,631   921,017   3,341,928    234,631   921,017   3,341,928
    35               0*   830,579   5,258,581         0*   830,579   5,258,581


*Additional payment will be required to prevent policy termination.



ALL PREMIUM PAYMENTS ARE ILLUSTRATED AS IF MADE AT THE BEGINNING OF THE POLICY YEAR. ASSUMES NO POLICY LOAN OR WITHDRAWAL HAS BEEN MADE.



IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE DIFFERENT RATES OF RETURN OF THE VARIABLE ACCOUNT.



THE DEATH BENEFIT, POLICY VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES THAN SHOWN. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER A PERIOD OF TIME.

                 FLEXIBLE PREMIUM VARIABLE JOINT LIFE INSURANCE POLICY


SPECIFIED AMOUNT:  $1,000,000                           DEATH BENEFIT OPTION:  B
MALE SELECT CLASS ISSUE AGE 55                  FEMALE SELECT CLASS ISSUE AGE 55
ANNUAL PREMIUM:  $20,000            GUIDELINE PREMIUM / CASH VALUE CORRIDOR TEST




                               GUARANTEED CHARGES


                                                                     DEATH BENEFIT
                                                 -------------------------------------------------------
                                                 ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF
  END OF             PREMIUM ACCUMULATED         -------------------------------------------------------
POLICY YEAR        AT 5% INTEREST PER YEAR              0%                  6%                 12%
-----------        -----------------------       ----------------    ----------------   ----------------
      1                      21,000                  1,015,414           1,016,411          1,017,408
      2                      43,050                  1,030,512           1,033,464          1,036,537
      3                      66,203                  1,045,272           1,051,163          1,057,541
      4                      90,513                  1,059,672           1,069,510          1,080,589
      5                     116,038                  1,073,683           1,088,500          1,105,860
      6                     142,840                  1,087,267           1,108,119          1,133,546
      7                     170,982                  1,100,380           1,128,342          1,163,845
      8                     200,531                  1,112,956           1,149,126          1,196,960
      9                     231,558                  1,124,912           1,170,400          1,233,090
      10                    264,136                  1,136,143           1,192,073          1,272,433
      15                    453,150                  1,191,877           1,319,274          1,545,200
      20                    694,385                  1,202,903           1,431,909          1,942,697
      25                  1,002,269                  1,116,350           1,462,472          2,473,516
      30                  1,395,216                         0*           1,287,598          3,108,100
      35                  1,896,726                         0*                  0*          3,730,743



                         POLICY VALUE                     CASH VALUE
                -----------------------------    -----------------------------
                 ASSUMING HYPOTHETICAL GROSS      ASSUMING HYPOTHETICAL GROSS
                 ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF
 END OF         -----------------------------    -----------------------------
POLICY YEAR        0%        6%        12%          0%        6%        12%
-----------     -------  ---------  ---------    -------  ---------  ---------
    1            15,414    16,411       17,408     6,124     7,121       8,118
    2            30,512    33,464       36,537    22,254    25,206      28,280
    3            45,272    51,163       57,541    38,047    43,938      50,316
    4            59,672    69,510       80,589    53,479    63,317      74,396
    5            73,683    88,500      105,860    68,522    83,339     100,699
    6            87,267   108,119      133,546    83,139   103,990     129,417
    7           100,380   128,342      163,845    97,283   125,246     160,748
    8           112,956   149,126      196,960   110,892   147,061     194,896
    9           124,912   170,400      233,090   123,880   169,368     232,057
    10          136,143   192,073      272,433   136,143   192,073     272,433
    15          191,877   319,274      545,200   191,877   319,274     545,200
    20          202,903   431,909      942,697   202,903   431,909     942,697
    25          116,350   462,472    1,473,516   116,350   462,472   1,473,516
    30               0*   287,598    2,108,100        0*   287,598   2,108,100
    35               0*        0*    2,730,743        0*        0*   2,730,743


*Additional payment will be required to prevent policy termination.



ALL PREMIUM PAYMENTS ARE ILLUSTRATED AS IF MADE AT THE BEGINNING OF THE POLICY YEAR. ASSUMES NO POLICY LOAN OR WITHDRAWAL HAS BEEN MADE.



IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE DIFFERENT RATES OF RETURN OF THE VARIABLE ACCOUNT.



THE DEATH BENEFIT, POLICY VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES THAN SHOWN. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER A PERIOD OF TIME.

            FLEXIBLE PREMIUM VARIABLE JOINT LIFE INSURANCE POLICY


SPECIFIED AMOUNT:  $1,000,000                          DEATH BENEFIT OPTION:  B
MALE SELECT CLASS ISSUE AGE 55                 FEMALE SELECT CLASS ISSUE AGE 55
ANNUAL PREMIUM:  $20,000                          CASH VALUE  ACCUMULATION TEST



                             CURRENT CHARGES


                                                               DEATH BENEFIT
                                                 ------------------------------------------
                                                         ASSUMING HYPOTHETICAL GROSS
                                                         ANNUAL INVESTMENT RETURN OF
    END OF         PREMIUM ACCUMULATED           ------------------------------------------
 POLICY YEAR     AT 5% INTEREST PER YEAR             0%                6%            12%
 -----------     -----------------------         ---------         ---------      ---------
      1                  21,000                  1,015,559         1,016,562      1,017,567
      2                  43,050                  1,030,976         1,033,963      1,037,072
      3                  66,203                  1,046,252         1,052,244      1,058,730
      4                  90,513                  1,061,384         1,071,446      1,082,774
      5                 116,038                  1,076,368         1,091,611      1,109,462
      6                 142,840                  1,091,199         1,112,780      1,139,081
      7                 170,982                  1,105,869         1,134,995      1,171,943
      8                 200,531                  1,120,367         1,158,297      1,208,396
      9                 231,558                  1,134,683         1,182,730      1,248,823
     10                 264,136                  1,148,809         1,208,339      1,293,653
     15                 453,150                  1,230,410         1,372,465      1,621,957
     20                 694,385                  1,297,905         1,570,925      2,163,304
     25               1,002,269                  1,321,348         1,778,717      3,025,399
     30               1,395,216                  1,234,631         1,921,017      4,341,928
     35               1,896,726                         0*         1,830,579      6,258,581



                                POLICY VALUE                                 CASH VALUE
                   ------------------------------------        --------------------------------------
                       ASSUMING HYPOTHETICAL GROSS                  ASSUMING HYPOTHETICAL GROSS
                       ANNUAL INVESTMENT RETURN OF                  ANNUAL INVESTMENT RETURN OF
   END OF          ------------------------------------        --------------------------------------
 POLICY YEAR         0%             6%            12%             0%             6%            12%
 -----------       ------        -------      ---------        -------        -------      ----------
     1             15,559         16,562         17,567          6,269          7,272          8,277
     2             30,976         33,963         37,072         22,719         25,705         28,815
     3             46,252         52,244         58,730         39,026         45,018         51,504
     4             61,384         71,446         82,774         55,191         65,252         76,580
     5             76,368         91,611        109,462         71,207         86,449        104,301
     6             91,199        112,780        139,081         87,070        108,651        134,952
     7            105,869        134,995        171,943        102,772        131,898        168,846
     8            120,367        158,297        208,396        118,303        156,233        206,331
     9            134,683        182,730        248,823        133,651        181,698        247,791
    10            148,809        208,339        293,653        148,809        208,339        293,653
    15            230,410        372,465        621,957        230,410        372,465        621,957
    20            297,905        570,925      1,163,304        297,905        570,925      1,163,304
    25            321,348        778,717      2,025,399        321,348        778,717      2,025,399
    30            234,631        921,017      3,341,928        234,631        921,017      3,341,928
    35                 0*        830,579      5,258,581             0*        830,579      5,258,581


*Additional payment will be required to prevent policy termination.



ALL PREMIUM PAYMENTS ARE ILLUSTRATED AS IF MADE AT THE BEGINNING OF THE POLICY YEAR. ASSUMES NO POLICY LOAN OR WITHDRAWAL HAS BEEN MADE.



IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE DIFFERENT RATES OF RETURN OF THE VARIABLE ACCOUNT.



THE DEATH BENEFIT, POLICY VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES THAN SHOWN. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER A PERIOD OF TIME.

              FLEXIBLE PREMIUM VARIABLE JOINT LIFE INSURANCE POLICY


SPECIFIED AMOUNT:  $1,000,000                           DEATH BENEFIT OPTION:  B
MALE SELECT CLASS ISSUE AGE 55                  FEMALE SELECT CLASS ISSUE AGE 55
ANNUAL PREMIUM:  $20,000                           CASH VALUE  ACCUMULATION TEST



                            GUARANTEED CHARGES


                                                               DEATH BENEFIT
                                                 ------------------------------------------
                                                         ASSUMING HYPOTHETICAL GROSS
                                                         ANNUAL INVESTMENT RETURN OF
    END OF         PREMIUM ACCUMULATED           ------------------------------------------
 POLICY YEAR     AT 5% INTEREST PER YEAR             0%                6%            12%
 -----------     -----------------------         ---------         ---------      ---------
      1                  21,000                  1,015,414         1,016,411      1,017,408
      2                  43,050                  1,030,512         1,033,464      1,036,537
      3                  66,203                  1,045,272         1,051,163      1,057,541
      4                  90,513                  1,059,672         1,069,510      1,080,589
      5                 116,038                  1,073,683         1,088,500      1,105,860
      6                 142,840                  1,087,267         1,108,119      1,133,546
      7                 170,982                  1,100,380         1,128,342      1,163,845
      8                 200,531                  1,112,956         1,149,126      1,196,960
      9                 231,558                  1,124,912         1,170,400      1,233,090
     10                 264,136                  1,136,143         1,192,073      1,272,433
     15                 453,150                  1,191,877         1,319,274      1,545,200
     20                 694,385                  1,202,903         1,431,909      1,942,697
     25               1,002,269                  1,116,350         1,462,472      2,473,516
     30               1,395,216                         0*         1,287,598      3,108,100
     35               1,896,726                         0*                0*      3,730,743




                         POLICY VALUE                                CASH VALUE
                 -----------------------------           ----------------------------------
                  ASSUMING HYPOTHETICAL GROSS               ASSUMING HYPOTHETICAL GROSS
                  ANNUAL INVESTMENT RETURN OF                 ANNUAL INVESTMENT RETURN OF
   END OF        -----------------------------           -----------------------------------
 POLICY YEAR        0%         6%       12%                0%             6%         12%
------------     --------    ------- ---------           -------        -------  -----------
       1           15,414     16,411    17,408             6,124          7,121      8,188
       2           30,512     33,464    36,537            22,254         25,206     28,280
       3           45,272     51,163    57,541            38,047         43,938     50,316
       4           59,672     69,510    80,589            53,479         63,317     74,396
       5           73,683     88,500   105,860            68,522         83,339    100,699
       6           87,267    108,119   133,546            83,139        103,990    129,417
       7          100,380    128,342   163,845            97,283        125,246    160,748
       8          112,956    149,126   196,960           110,892        147,061    194,896
       9          124,912    170,400   233,090           123,880        169,368    232,057
      10          136,143    192,073   272,433           136,143        192,073    272,433
      15          191,877    319,274   545,200           191,877        319,274    545,200
      20          202,903    431,909   942,697           202,903        431,909    942,697
      25          116,350    462,472 1,473,516           116,350        462,472  1,473,516
      30               0*    287,598 2,108,100                0*        287,598  2,108,100
      35               0*         0* 2,730,743                0*             0*  2,730,743


*Additional payment will be required to prevent policy termination.



ALL PREMIUM PAYMENTS ARE ILLUSTRATED AS IF MADE AT THE BEGINNING OF THE POLICY YEAR. ASSUMES NO POLICY LOAN OR WITHDRAWAL HAS BEEN MADE.



IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE DIFFERENT RATES OF RETURN OF THE VARIABLE ACCOUNT.



THE DEATH BENEFIT, POLICY VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES THAN SHOWN. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER A PERIOD OF TIME.

APPENDIX B


         Mortality and Expense Risk Charge - Specified Amount Component Table of Annual Charges Per $1,000 of Initial Specified Amount



Issue      Annual        Issue    Annual       Issue    Annual
 Age*      Charge         Age*    Charge        Age*    Charge
-----      ------        -----    ------       -----    ------
20-25       $0.04          42      0.33           59     0.94
   26        0.05          43      0.36           60     0.99
   27        0.06          44      0.38           61     1.04
   28        0.07          45      0.41           62     1.10
   29        0.08          46      0.44           63     1.15
   30        0.09          47      0.47           64     1.21
   31        0.10          48      0.50           65     1.26
   32        0.11          49      0.53           66     1.31
   33        0.12          50      0.57           67     1.35
   34        0.13          51      0.60           68     1.40
   35        0.14          52      0.63           69     1.44
   36        0.17          53      0.66           70     1.49
   37        0.19          54      0.69           71     1.54
   38        0.22          55      0.72           72     1.58
   39        0.25          56      0.77           73     1.63
   40        0.28          57      0.83           74     1.67
   41        0.30          58      0.88        75-85     1.72


*The issue age used in this calculation equals the younger insured issue age plus an age adjustment. The age adjustment is based on the age difference (older issue age minus younger issue age) and this schedule:



   Age             Age
Difference      Adjustment
 (years)         (years)
----------      ----------
    0-1             0
    2-4             1
    5-8             2
   9-14             3
  15-24             4
  25-34             5
  35-44             6
  45-54             7
  55-65             8


Example: For a Policy at issue ages 65 and 60 and a Specified Amount of $1,000,000, the age adjustment is 2 and the issue age is 62. The annual charge per $1000 of Specified Amount is $1.10. The Specified Amount component of the mortality and expense risk charge will be $1100.04 annually, or $91.67 monthly, for this Policy.


Note: In no event will the sum of the Mortality and Expense Risk Charge - Specified Amount Component Annual Charge and the annualized underwriting and issue charge exceed $1.90 per $1000 of initial Specified Amount. The underwriting and issue charge will be reduced to meet this constraint if necessary.

More information about Northwestern Mutual Series Fund, Inc. is included in the Fund's Statement of Additional Information (SAI), incorporated by reference in this prospectus, which is available free of charge.


More information about the Fund's investments is included in the Fund's annual and semi-annual reports, which discuss the market conditions and investment strategies that significantly affected each Portfolio's performance during the previous fiscal period.


To request a free copy of the Fund's SAI, or current annual or semi-annual report, call us at 1-800-519-4665. Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. Reports and other information about the Fund are available on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-6009.


N O R T H W E S T E R N   M U T U A L   L I F E


NORTHWESTERN MUTUAL VARIABLE JOINT LIFE

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

NORTHWESTERN MUTUAL SERIES FUND, INC.

RUSSELL INSURANCE FUNDS




P    R    O    S    P    E    C    T    U    S


Investment Company Act File No. 811-3990


NORTHWESTERN
MUTUAL LIFE-REGISTERED TRADEMARK-


PO Box 3095
Milwaukee  WI  53201-3095


Change Service Requested

                                       PART II

                          CONTENTS OF REGISTRATION STATEMENT

     This amendment to the registration statement comprises the following papers and documents:

     The facing sheet

     The cross-reference sheet

     The prospectus consisting of 48 pages

     The undertaking with respect to fees and charges

     The signatures

     Written consents of the following persons:


          PricewaterhouseCoopers LLP (filed herewith as Exhibit C(1))

          William C. Koenig, F.S.A. (included in his opinion filed herewith as Exhibit C(6))

The following exhibits:

     Exhibit A(5)(a)     Flexible Premium Variable Joint Life Insurance Policy,
                         RP.VJL. (1298), with Policy Split Provision and
                         application and supplement application, including
                         Policy amendment (sex-neutral)

     Exhibit A(5)(b)     Flexible Premium Variable Joint Life Insurance Policy,
                         RR.VJL. (1298), with Policy Split Provision and
                         application and supplement application, including
                         Policy amendment (sex-distinct)

     Exhibit A(5)(c)     Application forms are included in Exhibits A(5)(a) and
                         A(5)(b) above

     Exhibit A(9)(a)     Form of Participation Agreement Among Russell Insurance
                         Funds, Russell Fund Distributors, Inc. and The
                         Northwestern Mutual Life Insurance Company

     Exhibit A(9)(b)     Form of Administrative Service Fee Agreement between
                         The Northwestern Mutual Life Insurance Company and
                         Frank Russell Company

     Exhibit C(1)        Consent of PricewaterhouseCoopers LLP

     Exhibit C(6)        Opinion and consent of William C. Koenig, F.S.A.

     Exhibit 27          Financial Data Schedule for period ended December 31,
                         1998

                                    UNDERTAKING

     The Northwestern Mutual Life Insurance Company hereby represents that the fees and charges deducted under the contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                     SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Northwestern Mutual Variable Life Account, has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee, and State of Wisconsin, on the 25th day of February, 1999.

                              NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT
                              (Registrant)

                              By THE NORTHWESTERN MUTUAL LIFE
                                INSURANCE COMPANY
                                 (Depositor)

Attest: JOHN M. BREMER                  By: JAMES D. ERICSON
        ------------------------------      ---------------------------------
        John M. Bremer, Executive Vice        James D. Ericson, President and
          President, General Counsel            Chief Executive Officer
          and Secretary

                                        By NORTHWESTERN MUTUAL INVESTMENT
                                        SERVICES, LLC
                                        (Depositor)

Attest: MERRILL C. LUNDBERG             By: RICHARD L. HALL
        ------------------------------      ---------------------------------
        Merrill C. Lundberg, Secretary      Richard L. Hall,
                                            President and CEO

     Pursuant to the requirements of the Securities Act of 1933, the depositors have duly caused this Amended Registration Statement to be signed on their behalf by the undersigned, thereunto duly authorized, and their seals to be hereunto affixed, all in the City of Milwaukee, and State of Wisconsin, on the 25th day of February, 1999.


                                   THE NORTHWESTERN MUTUAL LIFE
                                   INSURANCE COMPANY  (Depositor)

Attest: JOHN M. BREMER                  By: JAMES D. ERICSON
        ------------------------------      ---------------------------------
        John M. Bremer, Executive Vice      James D. Ericson, President and
        President, General Counsel          Chief Executive Officer
        and Secretary

                                   NORTHWESTERN MUTUAL INVESTMENT
                                   SERVICES, LLC  (Depositor)

Attest: MERRILL C. LUNDBERG             By: RICHARD L. HALL
        ------------------------------      ---------------------------------
        Merrill C. Lundberg, Secretary      Richard L. Hall,
                                            President and CEO


     Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities with the depositor and on the dates indicated:

SIGNATURE                          TITLE
---------                          -----
JAMES D. ERICSON                   Trustee, President and        Dated
------------------------           Principal Executive and       February 25,
James D. Ericson                   Financial Officer             1999

GARY E. LONG                       Vice President, Controller
------------------------           and Principal Accounting
Gary E. Long                       Officer


HAROLD B. SMITH*                   Trustee
------------------------
Harold B. Smith


J. THOMAS LEWIS*                   Trustee
------------------------
J. Thomas Lewis


PATRICIA ALBJERG GRAHAM*           Trustee
------------------------
Patricia Albjerg Graham


DONALD J. SCHUENKE*                Trustee
------------------------
Donald J. Schuenke


R. QUINTUS ANDERSON*               Trustee
------------------------
R. Quintus Anderson


STEPHEN F. KELLER*                 Trustee             Dated
------------------------                               February 25, 1999
Stephen F. Keller


PIERRE S. du PONT*                 Trustee
------------------------
Pierre S. du Pont


J. E. GALLEGOS*                    Trustee
------------------------
J. E. Gallegos


KATHRYN D. WRISTON*                Trustee
------------------------
Kathryn D. Wriston


BARRY L. WILLIAMS*                 Trustee
------------------------
Barry L. Williams


GORDON T. BEAHAM III*              Trustee
------------------------
Gordon T. Beaham III


DANIEL F. MCKEITHAN, JR.*          Trustee
------------------------
Daniel F. McKeithan, Jr.


ROBERT E. CARLSON*                 Trustee
------------------------
Robert E. Carlson

EDWARD E. BARR*                    Trustee
------------------------
Edward E. Barr


ROBERT C. BUCHANAN*                Trustee
------------------------
Robert C. Buchanan


SHERWOOD H. SMITH, JR.*            Trustee
------------------------
Sherwood H. Smith, Jr.


H. MASON SIZEMORE, JR.*            Trustee
------------------------
H. Mason Sizemore, Jr.


JOHN J. STOLLENWERK*               Trustee
------------------------
John J. Stollenwerk


GEORGE A. DICKERMAN*               Trustee
------------------------
George A. Dickerman


GUY A. OSBORN*                     Trustee             Dated
------------------------                               February 25, 1999
Guy A. Osborn


JOHN E. STEURI*                    Trustee
------------------------
John E. Steuri


STEPHEN N. GRAFF*                  Trustee
------------------------
Stephen N. Graff


BARBARA A. KING*                   Trustee
------------------------
Barbara A. King


TIMOTHY D. PROCTOR*                Trustee
------------------------
Timothy D. Proctor


*By: JAMES D. ERICSON
     ------------------------
     James D. Ericson, Attorney in fact,
     pursuant to the Power of Attorney
     previously filed on October 30, 1998

                               CONSENT OF ACTUARY

     The Consent of William C. Koenig, F.S.A., is contained in his opinion filed as Exhibit C(6).


                       CONSENT OF INDEPENDENT ACCOUNTANTS

     The Consent of PricewaterhouseCoopers LLP is filed as Exhibit C(1).

                                    EXHIBIT INDEX
                            EXHIBITS FILED WITH FORM S-6
                          POST-EFFECTIVE AMENDMENT NO.1 TO
              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                        FOR
                      NORTHWESTERN MUTUAL VARIABLE JOINT LIFE


EXHIBIT NUMBER           EXHIBIT NAME
--------------           ------------
Exhibit A(5)(a)          Flexible Premium Variable Joint Life Insurance Policy,
                         RP.VJL. (1298), with Policy Split Provision and
                         application and supplement application, including
                         Policy amendment (sex-neutral)

Exhibit A(5)(b)          Flexible Premium Variable Joint Life Insurance Policy,
                         RR.VJL. (1298), with Policy Split Provision and
                         application and supplement application, including
                         Policy amendment (sex-distinct)

Exhibit A(5)(c)          Application forms are included in Exhibits A(5)(a) and
                         A(5)(b) above

Exhibit A(9)(a)          Form of Participation Agreement Among Russell Insurance
                         Funds, Russell Fund Distributors, Inc. and The
                         Northwestern Mutual Life Insurance Company

Exhibit A(9)(b)          Form of Administrative Service Fee Agreement between
                         The Northwestern Mutual Life Insurance Company and
                         Frank Russell Company

Exhibit C(1)             Consent of PricewaterhouseCoopers LLP

Exhibit C(6)             Opinion of William C. Koenig, F.S.A.

Exhibit 27               Financial Data Schedule for period ended December 31,
                         1998